As filed with the Securities and Exchange Commission on March 12, 2003


                                                    Registration Nos. 333-72714
                                                                      811-06218
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                               -----------------


                        Post-Effective Amendment No. 4


                            REGISTRATION STATEMENT
                                   UNDER THE
                        INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 7

                       (Check appropriate box or boxes.)

                               -----------------

                            MONY VARIABLE ACCOUNT A
                          (Exact Name of Registrant)

                          MONY LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                 1740 Broadway
                           New York, New York 10019
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (212) 708-2000
              (Depositor's Telephone Number, including Area Code)

                            HAROULA K. BALLAS, ESQ.
                             Counsel -- Operations
                          MONY Life Insurance Company
                                 1740 Broadway
                           New York, New York 10019
                    (Name and Address of Agent for Service)

                               -----------------

   It is proposed that this filing will become effective: (check appropriate box)
      [_] immediately upon filing pursuant to paragraph (b) of Rule 485

      [_] on        pursuant to paragraph (b) of Rule 485

      [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

      [X] on May 1, pursuant to paragraph (a)(1) of Rule 485.

      [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
      [_] on        pursuant to paragraph (a)(2) of Rule 485

   If appropriate, check the following box:
      [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   TITLE OF SECURITIES BEING REGISTERED: Individual Flexible Payment Variable Annuity Contracts

================================================================================

                                  Prospectus

                               Dated May 1, 2003

             Individual Flexible Payment Variable Annuity Contract
                                   Issued By
                            MONY Variable Account A
                          MONY Life Insurance Company

MONY Life Insurance Company (the "Company") issues the flexible payment variable annuity contract described in this prospectus. Among the contract's many terms are:

Allocation of Purchase Payments and Cash Value

.. You can tell us what to do with your purchase payments. You can also tell us what to do with the fund value your contract may create for you resulting from those purchase payments.

.. You can tell us to place them into a separate account. That separate account is called MONY Variable Account A.

     . If you do, you can also tell us to place your purchase payments and fund values into any of the 35 different subaccounts. Each of these subaccounts seeks to achieve a different investment objective. The subaccounts invest in shares of the following portfolios of The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust and The Universal Institutional Funds, Inc. (the "Funds").

     . The Alger American Fund

        . Alger American Balanced Portfolio, Alger American MidCap Growth
          Portfolio

     . Enterprise Accumulation Trust

        . Equity Income Portfolio, Global Socially Responsive Portfolio, Growth
          Portfolio, Growth and Income Portfolio, Managed Portfolio, Multi-Cap Growth Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Total Return Portfolio

     . INVESCO Variable Investment Funds, Inc.

        . INVESCO VIF--Financial Services Fund, INVESCO VIF--Health Sciences
          Fund, INVESCO VIF--Telecommunications Fund

     . Janus Aspen Series

        . Capital Appreciation Portfolio, Flexible Income Portfolio,
          International Growth Portfolio

     . Lord Abbett Series Fund

        . Bond-Debenture Portfolio, Growth and Income Portfolio, Mid-Cap Value
          Portfolio

     . MFS(R) Variable Insurance Trust/SM/

        . MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return
          Series, MFS Utilities Series

     . MONY Series Fund, Inc.

        . Government Securities Portfolio, Long Term Bond Portfolio, Money
          Market Portfolio

     . PBHG Insurance Series Fund

        . PBHG Mid-Cap Value Portfolio, PBHG Select Value Portfolio

     . PIMCO Variable Insurance Trust

        . Global Bond Portfolio, Real Return Portfolio, StocksPLUS Growth and
          Income Portfolio

     . The Universal Institutional Funds, Inc.

        . Emerging Markets Equity Portfolio, Global Value Equity Portfolio,
          U.S. Real Estate Portfolio

  . You can also tell us to place some or all of your purchase payments and fund values into our Guaranteed Interest Account. Our account will pay you a guaranteed interest rate annually, and we will guarantee that those purchase payments and fund values will not lose any value, so long as you leave the purchase payments and fund values in the Account. Purchase payments and fund values you place into the Guaranteed Interest Account become part of our assets.

Living Benefits

.. Annuity Benefits

.. This contract is designed to pay to you the fund value in periodic installments.

.. Fund Value Benefits

  . You may ask for some or all of the contract's fund value at any time. If you do, we may deduct a surrender charge.

.. Loans

  . You may borrow up to 50% of the fund value of the contract if you are a qualified retirement plan. You will have to pay interest to us on the amount borrowed.

Death Benefit

.. We will pay a death benefit to your beneficiary upon the death of the person you name as annuitant before the annuity starting date.

Fees and Charges

.. The contract allows us to deduct certain charges from the fund value. These charges are detailed in this prospectus.

For Contract Owner inquiries, write or call:

      MONY Life Insurance Company
      Policyholder Services -- Variable Annuity Department
      P.O. Box 4720
      Syracuse, New York 13221
      1-800-487-6669


Statement of Additional Information


A Statement of Additional Information dated May 1, 2003 containing additional information about the Contracts is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request to the address shown on the request form on the last page of this prospectus or by telephoning 1-800-487-6669. The Table of Contents of the Statement of Additional Information can also be found on the last page of this prospectus.


Your investment in the contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This prospectus is not an offer to sell or a solicitation of an offer to buy the Contracts in any jurisdiction where such may not be lawfully made.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus contains basic information that you should know before investing. It comes with prospectuses for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, and The Universal Institutional Funds, Inc. You should read these prospectuses carefully and keep them for future reference.

                          MONY Life Insurance Company
                    1740 Broadway, New York, New York 10019
                                1-800-487-6669

                               Table of Contents

                                                                            Page
                                                                            ----
Summary of the Contract....................................................   1
Definitions................................................................   1
  Purpose of the Contract..................................................   1
  Purchase Payments and Fund Values........................................   1
  MONY Variable Account A..................................................   2
  Guaranteed Interest Account..............................................   2
  Benefit Option Packages..................................................   3
  Minimum Purchase Payments................................................   3
  Transfer of Fund Values..................................................   3
  Loans....................................................................   4
  Surrenders...............................................................   4
  Charges and Deductions...................................................   4
  Right to Return Contract Provision.......................................   4
  Death Benefit............................................................   4
Other Contracts............................................................  13
Detailed Information About the Company and MONY Variable Account A.........  14
  MONY Life Insurance Company..............................................  14
  MONY Variable Account A..................................................  14
The Funds..................................................................  20
  The Alger American Fund..................................................  21
  Enterprise Accumulation Trust............................................  21
  INVESCO Variable Investment Funds, Inc...................................  23
  Janus Aspen Series.......................................................  23
  Lord Abbett Series Fund..................................................  23
  MFS(R) Variable Insurance Trust/SM/......................................  24
  MONY Series Fund, Inc....................................................  24
  PBHG Insurance Series Fund...............................................  25
  PIMCO Variable Insurance Trust...........................................  25
  The Universal Institutional Funds, Inc...................................  25
  Purchase of Portfolio Shares by MONY Variable Account A..................  26
  Guaranteed Interest Account..............................................  27
Detailed Information About the Contract....................................  28
  Payment and Allocation of Purchase Payments..............................  28
  Termination of the Contract..............................................  34
Surrenders.................................................................  34
Loans......................................................................  35
Death Benefit..............................................................  36
  Death Benefit Provided by the Contract...................................  36
  Election and Effective Date of Election..................................  37
  Payment of Death Benefit.................................................  37
Charges and Deductions.....................................................  38
  Deductions from Purchase Payments........................................  38
  Charges Against Fund Value...............................................  39
  Deductions from Fund Value...............................................  39
Annuity Provisions.........................................................  43
  Annuity Payments.........................................................  43
  Election and Change of Settlement Option.................................  43
  Settlement Options.......................................................  44
  Frequency of Annuity Payments............................................  44
  Additional Provisions....................................................  45

                                                                    Page
                                                                    ----
       Other Provisions............................................  45
         Ownership.................................................  45
         Provision Required by Section 72(s) of the Code...........  46
         Provision Required by Section 401(a)(9) of the Code.......  46
         Secondary Annuitant.......................................  47
         Assignment................................................  47
         Change of Beneficiary.....................................  47
       Substitution of Securities..................................  48
       Modification of the Contract................................  48
       Change in Operation of MONY Variable Account A..............  48
       Voting Rights...............................................  48
       Distribution of the Contracts...............................  49
       Federal Tax Status..........................................  50
         Introduction..............................................  50
         Tax Treatment of the Company..............................  50
         Taxation of Annuities in General..........................  50
         Retirement Plans..........................................  52
       Performance Data............................................  52
       Additional Information......................................  53
       Legal Proceedings...........................................  53
       Financial Statements........................................  54
       Table of Contents of Statement of Additional Information....  55

                            Summary of the Contract

   This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your contract. This summary and the entire prospectus will describe the part of the contract involving MONY Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account and the portfolios offered by the Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, and The Universal Institutional Funds, Inc. The Guaranteed Interest Account is contained in your contract. More detailed information about the portfolios offered by the Funds is contained in the prospectuses attached to this prospectus.

                                  Definitions

  This prospectus contains some specialized terms. We have defined specialized terms on the page where they first appear. The definitions will appear on the page in a box like this one.

Purpose of the Contract

   The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts").

   The Contract is designed to allow an owner to make purchase payments to the Company under the Contract. Those purchase payments are allocated at the owner's choice among the subaccounts of MONY Variable Account A and the Guaranteed Interest Account. Those purchase payments can accumulate for a period of time and create fund values for the owner. The owner can choose the length of time that such purchase payments may accumulate. The owner may choose at some point in the future to receive annuity benefits based upon those accumulated fund values.

   An owner may use the Contract's design to accumulate fund values for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs ( the "Qualified Plans") may qualify for federal income tax advantages available under Sections 401, 403 (other than Section 403(b)), 408, 408A and 457 of the Internal Revenue Code (the "Code").


  Qualified Plans -- Retirement plans that receive favorable tax treatment under Section 401, 403 (other than Section 403(b)), 408 or 457 of the Internal Revenue Code.

  Qualified Contracts -- Contracts issued under Qualified Plans.


   The Contract is also designed to allow the owner to request payments of part or all of the accumulated fund values before the owner begins to receive annuity benefits. This payment may result in the imposition of a surrender charge. This payment may also be subject to income and other taxes.

Purchase Payments and Fund Values

   The purchase payments you make for the Contract are received by the Company. Currently those purchase payments are not subject to taxes imposed by the United States Government or any state or local government.

   You may allocate your purchase payments to one or more of the subaccounts of MONY Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account. The purchase payments you allocate among the various subaccounts of MONY Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the purchase payments you allocate to any of the subaccounts of MONY Variable Account A will increase or that the purchase payments you make will not lose value.

   Purchase payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 3.5%.

MONY Variable Account A

   MONY Variable Account A is a separate investment account of MONY Life Insurance Company (the "Company"). MONY Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

   The subaccounts of MONY Variable Account A invest in shares of the Funds at their net asset value. (See "The Funds"). Owners bear the entire investment risk for all amounts allocated to MONY Variable Account A subaccounts.

  Owner -- The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Owner. A collateral assignee is not the Owner.

  Purchase Payment -- An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the benefits provided by the Contract.

  Net Purchase Payment -- Purchase Payment amount after deduction of any applicable taxes.

Guaranteed Interest Account

   The Guaranteed Interest Account is part of the Company's General Account ("General Account"). It consists of all the Company's assets other than assets allocated to separate investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at rates guaranteed by the Company for specified periods. (See "Guaranteed Interest Account".)

  Fund Value -- The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, the Guaranteed Interest Account, and the Loan Account of the Contract. If the term Fund Value is preceded or followed by the terms subaccount(s), the Guaranteed Interest Account, and the Loan Account, or any one or more of those terms, Fund Value means only the Fund Value of the subaccount, the Guaranteed Interest Account or the Loan Account, as the context requires.

  Business Day -- Each day that the New York Stock Exchange is open for trading.

Benefit Option Packages

   There are two benefit option packages available under the Contract. Each benefit option package is distinct. You select a benefit option package at the time of application. Once a selection is made, you may not transfer from one benefit option package to another.



                                   Option 1                                   Option 2
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Mortality and      Current annual rate--1.20%                Current annual rate--1.45%
Expense Risk       Maximum annual rate--1.40%                Maximum annual rate--1.95%
Charge
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Death Benefit on   The greater of:                           The greatest of:
Death of Annuitant (1) The Fund Value less any               (1) The Fund Value less any Outstanding
                   Outstanding Debt on the date due proof    Debt on the date due proof of the
                   of the Annuitant's death is received by   Annuitant's death is received by the
                   the Company.                              Company.
                   or                                        or
                   (2) The Purchase Payments paid, reduced   (2) The Purchase Payments paid, reduced
                   proportionately by each partial surrender proportionately by each partial surrender
                   and any Surrender Charges and less any    and any Surrender Charges and less any
                   Outstanding Debt.*                        Outstanding Debt.*
                                                             or
                                                             (3) Step Up Value (See "Death Benefit")
--------------------------------------------------------------------------------------------------------
Minimum Initial    Qualified--The minimum purchase           Qualified--The minimum purchase
Purchase Payment   payment for qualified plans is the same   payment for qualified plans is the same for
                   for both options. See "Detailed           both options. See "Detailed Information
                   Information about the Policy".            about the Policy".

                   Non-Qualified--$5,000                     Non-Qualified --$10,000
--------------------------------------------------------------------------------------------------------
Issue Age          Qualified--0-80                           Qualified--0-79

                   Non-Qualified--0-80                       Non-Qualified--0-79
--------------------------------------------------------------------------------------------------------
Annual Contract    Current charge is $30.                    Current charge is $0.
Charge
                                                             The annual contract charge may be
                                                             increased to a maximum of $30 on 30
                                                             days written notice.

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* Subject to state approval, this calculation of the death benefit applies to Contracts purchased after May 1, 2003. In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any Surrender Charge divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. For Contracts purchased prior to May 1, 2003, the death benefit is the greater of: (1) The Fund Value less any Outstanding Debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and their Surrender Charges and less any Outstanding Debt.


Minimum Purchase Payments

   The minimum purchase payment for individuals varies depending upon the purchaser of the contract, the method of paying the purchase payments and the benefit option package selected. See "Payment and Allocation of Purchase Payments".

   Additional purchase payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50. (See "Issuance of the Contract".) The Company may change any of these requirements in the future.

Transfer of Fund Values


   You may transfer fund value among the subaccounts and to or from the Guaranteed Interest Account. Transfers may be made by telephone, facsimile or via the Web if the proper form or the telephone/facsimile/Web authorization on a Contract application has been completed, signed, and received by the Company at its Syracuse Operations Center. Transfers by telephone, facsimile or via the Web are subject to the Company's rules and conditions for such privilege. (See "Transfers".)

Loans

   If your contract permits, you may borrow up to 50% of your Contract's fund value from the Company. Your contract will be the only security required for the loan. Contracts issued to Qualified Plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company's General Account.

   We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due plus any accrued interest will be deducted from the Contract's fund value or added to the Outstanding Debt.

Surrenders

   You may surrender all or part of the Contract at any time and receive its cash value while the annuitant is alive prior to the annuity starting date. We may impose a surrender charge. A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge) reduced Fund Value. The amounts you receive upon surrender may be subject to income taxes. (See "Federal Tax Status".)

Charges and Deductions

   The Contract provides for the deduction of various charges and expenses from the fund value of the Contract.

  Non-Qualified Plans -- Retirement Plans that do not receive favorable tax treatment under Sections 401, 403, 408, or 457 of the Internal Revenue Code.

  Non-Qualified Contracts -- Contracts issued under Non-Qualified Plans.


   We pay compensation to broker-dealers who sell the Contracts. For a discussion of this compensation, see "Distribution of the Contracts."

Right to Return Contract Provision

   You have the right to examine the Contract when you receive it. You may return the Contract for any reason within ten days from the day you receive it. You will receive a full refund of the purchase payments received by the Company. During the Right to Return Contract period, purchase payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the Right to Return Contract period, we transfer the net purchase payments with interest to the subaccounts and/or the Guaranteed Interest Account.

Death Benefit

   If the Annuitant (and the Secondary Annuitant, if any) dies before the date the annuity payments start, the Company will pay a death benefit to the Beneficiary. The death benefit will depend upon the benefit option package in effect on the date the Annuitant dies. If the Annuitant dies after annuity payments start, no death benefit is payable except as may be payable under the settlement option selected. (See "Death Benefit".)

  Annuitant -- The person upon whose continuation of life any annuity payment depends and to whom annuity payments are made.

  Secondary Annuitant -- The party designated by the Owner to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

  Beneficiary -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Secondary Annuitant.

                          MONY LIFE INSURANCE COMPANY

                            MONY VARIABLE ACCOUNT A
                                 Table of Fees

Contractowner Transaction Expenses:
  Maximum Deferred Sales Load (Surrender Charge) (as a percentage
   of amount surrendered)...........................................    7%/(1)/
Maximum Annual Contract Charge:
  Option 1..........................................................  $30
  Option 2..........................................................  $30/(2)/
Maximum Transfer Charge.............................................  $25/(3)/

Separate Account Annual Expenses:
  Option 1
   Maximum Mortality and Expense Risk Fees.......................... 1.40%/(4)/
   Total Separate Account Annual Expenses........................... 1.40%/(4)/
  Option 2
   Maximum Mortality and Expense Risk Fees.......................... 1.95%/(5)/
   Total Separate Account Annual Expenses........................... 1.95%/(5)/

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/(1)/The Surrender Charge percentage, which reduces to zero, is determined by the Contract Year in which the surrender occurs.

     The Surrender Charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of surrender charge. See "Charges against Fund Value -- Free Partial Surrender Amount".

/(2)/The Annual Contract Charge for Option 2 is currently $0. However, the
     Company may in the future change the amount of the charge to an amount not exceeding $30 per Contract Year. See "Deductions from Fund Value -- Annual Contract Charge".

/(3)/The Transfer Charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a contract year, which will not exceed $25. See "Deductions from Fund Value -- Transfer Charge".

/(4)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.20% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40%) from the value of the net assets of the Separate Account.


/(5)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.45% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of the Separate Account.

        Pro Forma Annual Expenses for the Year Ended December 31, 2001
                    (as a percentage of average net assets)

                                                                    Distribution and
                                      Management                        Service
                                      Fees (After   Other Expenses   (12-b-1) Fees*  Total Expenses
                                       Waivers/     (After Waivers/ (After Waivers/  (After Waivers/
          Fund/Portfolio            Reimbursements) Reimbursements) Reimbursements)  Reimbursements)
          --------------            --------------- --------------- ---------------- ---------------
The Alger American Fund
Alger American Balanced Portfolio..      0.75%           0.10%            N/A             0.85%
Alger American MidCap
  Growth Portfolio.................      0.80%           0.08%            N/A             0.88%

Enterprise Accumulation Trust/(1)/
Equity Income Portfolio............      0.75%           0.13%            N/A             0.88%
Global Socially Responsive
  Portfolio/(10)/..................      1.00%           0.40%            N/A             1.40%
Growth Portfolio...................      0.75%           0.09%            N/A             0.84%
Growth and Income Portfolio........      0.75%           0.10%            N/A             0.85%
Managed Portfolio..................      0.75%           0.09%            N/A             0.84%
Multi-Cap Growth Portfolio.........      1.00%           0.10%            N/A             1.10%
Small Company Growth Portfolio.....      1.00%           0.10%            N/A             1.10%
Small Company Value Portfolio......      0.80%           0.10%            N/A             0.90%
Total Return Portfolio/(10)/.......      0.55%           0.10%            N/A             0.65%

INVESCO Variable Investment Funds,
  Inc.
INVESCO VIF -- Financial Services
  Fund.............................      0.75%           0.32%            N/A             1.07%
INVESCO VIF -- Health Sciences Fund      0.75%           0.31%            N/A             1.06%
INVESCO VIF -- Telecommunications
  Fund                                   0.75%           0.34%            N/A             1.09%

Janus Aspen Series -- Service
Shares
Capital Appreciation Portfolio.....      0.65%           0.01%           0.25%            0.91%
Flexible Income Portfolio..........      0.64%           0.02%           0.25%            0.91%
International Growth Portfolio.....      0.65%           0.06%           0.25%            0.96%

Lord Abbett Series Fund/(2)/ --
Class VC
Bond-Debenture Portfolio...........      0.50%           0.35%            N/A             0.85%
Growth and Income Portfolio/(3)/...      0.50%           0.47%            N/A             0.97%
Mid-Cap Value Portfolio/(3)/.......      0.75%           0.35%            N/A             1.10%

                            Management                       Distribution and
                            Fees (After    Other Expenses Service (12-b-1) Fees*   Total Expenses
                             Waivers/     (After Waivers/    (After Waivers/     (After Waivers/
     Fund/Portfolio       Reimbursements) Reimbursements)    Reimbursements)     Reimbursements)
     --------------       --------------- --------------- ---------------------- ----------------
MFS(R) Variable
Insurance Trust/SM(4)/ --
Initial Class
MFS Mid Cap Growth
  Series/(5)/............      0.75%           0.15%               N/A                0.90%
MFS New Discovery
  Series/(5)/............      0.90%           0.16%               N/A                1.06%
MFS Total Return
  Series.................      0.75%           0.14%               N/A                0.89%
MFS Utilities Series.....      0.75%           0.18%               N/A                0.93%

MONY Series Fund,
  Inc.
Government
  Securities
  Portfolio..............      0.50%           0.12%               N/A                0.62%
Long Term Bond
  Portfolio..............      0.50%           0.12%               N/A                0.62%
Money Market
  Portfolio/(6)/.........      0.40%           0.10%               N/A                0.50%

PBHG Insurance
  Series Fund/(7)/
PBHG Mid-Cap Value
  Portfolio..............      0.00%           1.20%               N/A                1.20%
PBHG Select Value
  Portfolio..............      0.65%           0.21%               N/A                0.86%

PIMCO Variable
Insurance
Trust/(8)/ --
Administrative Class
Global Bond
  Portfolio..............      0.25%           0.65%               N/A                0.90%
Real Return Bond
  Portfolio..............      0.25%           0.41%               N/A                0.66%
StocksPLUS Growth
  and Income
  Portfolio..............      0.40%           0.27%               N/A                0.67%

The Universal
Institutional
Funds, Inc./(9)/
Emerging Markets
  Equity Portfolio.......      0.98%           0.87%               N/A                1.85%
Global Value Equity
  Portfolio..............      0.67%           0.48%               N/A                1.15%
U.S. Real Estate
  Portfolio..............      0.75%           0.35%               N/A                1.10%

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* MONY Securities Corporation, the principal underwriter for the contracts, will receive 12b-1 fees deducted from certain portfolio assets attributable to the contracts for providing distribution shareholder services to those portfolios.
/(1)/Enterprise Capital Management, Inc. has contractually agreed to limit the portfolios' expenses through May 1, 2003, to the following expense ratios:
     Equity Income -- 1.05%; Global Socially Responsive -- 1.30%;
     Growth -- 1.15%; Growth and Income -- 1.05%; Managed -- 1.05%; Multi-Cap Growth -- 1.40%; Small Company Growth -- 1.40%; Small Company
     Value -- 1.30%; and Total Return -- 0.65%.
/(2)/The Mid-Cap Value, Growth and Income, and Bond-Debenture Portfolios have each established non 12b-1 service fee agreements which are reflected under "Other Expenses".
/(3)/The information in the chart above relating to Mid-Cap Value and Bond-Debenture Portfolios has been restated to reflect the fees and expenses that will be applicable during 2002. For the year 2001, Lord Abbett & Co. (Lord Abbett), voluntarily waived a portion of its management fees for the Mid-Cap Value portfolio and subsidized a portion of the Mid-Cap Value and Bond-Debenture Portfolios' expenses to the extent necessary to maintain the "Other Expenses" for the Mid-Cap Value and Bond-Debenture Portfolios at an aggregate of 0.35% each Portfolio's average daily net assets. Absent any waivers and reimbursements the total annual gross expenses for the Mid-Cap Value Portfolio would have been 1.20% for the year 2001. Absent any reimbursements the total annual gross expenses for the Bond-Debenture Portfolio would have been 0.33% on an unannualized basis for the period December 3, 2001 (commencement of operations) through December 31, 2001. For the year 2002, Lord Abbett does not intend to waive its management fees for the Mid-Cap Value Portfolio but has contractually agreed to continue to reimburse a portion of the Mid-Cap Value and Bond-Debenture Portfolios' expenses to the extent necessary to maintain the "Other Expenses" for the Mid-Cap Value and Bond-Debenture Portfolios at an aggregate of 0.35% each Portfolio's average daily net assets.
/(4)/Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.
/(5)/MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for both Mid Cap Growth and New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Had these fee reductions not been taken into account, "Other Expenses" would be higher for certain series and would equal 0.20% for

      Mid Cap Growth Series and 0.19% for New Discovery Series; "Total Expenses" would be higher for certain series and would equal: 0.95% for Mid Cap Growth Series; and 1.09% for New Discovery Series.
 /(6)/MONY Life Insurance Company of America has contractually agreed to limit expenses on this portfolio through April 30, 2003. Without the contractual limitation, the total expense would have been 0.51%.
 /(7)/For the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the portfolios and to pay certain expenses of the portfolios to the extent necessary to ensure that the total annual portfolio operating expenses do not exceed 1.20% and 1.00% for the Mid-Cap Value Portfolio and the Select Value Portfolio, respectively. Without these contractual expense waivers, "Other Expenses" and "Total Expenses" for the Mid-Cap Value Portfolio would have been 1.55% and 2.40%, respectively. Pilgrim Baxter has agreed to maintain this expense limitation agreement until December 31, 2002. In any fiscal year in which the portfolios' total assets are greater than $75 million and its total annual portfolio operating expenses are less than 1.20% and 1.00% for the Mid-Cap Value Portfolio and the Select Value Portfolio, respectively, the portfolios' board of trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the portfolios' behalf during the previous two fiscal years.
 /(8)/PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and trustees' fees, 0.65% of average daily net assets for the Real Return and StocksPLUS Growth and Income Portfolios and 0.90% of average daily net assets for the Global Bond Portfolio. Under the Expense Reimbursement Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Without these expense limitations actual "Other Expenses" would have been 0.42% for the Real Return Portfolio, 0.27% for the StocksPlus Portfolio and 0.77% for the Global Bond Portfolio and "Total Expenses" would have been 0.67% for the Real Return Portfolio, 0.67% for the StocksPlus Portfolio and 1.02% for the Global Bond Portfolio. Ratio of net expenses to average net assets excluding interest expense is 0.65% for the Real Return and the StocksPlus Growth and Income Portfolios and 0.90% for the Global Bond Portfolio.
 /(9)/The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the portfolios to the amounts shown. Without these reimbursements and/or fee waivers the total expenses would have been 2.12%, 1.28% and 1.15% for the Emerging Markets Equity Portfolio, Global Value Equity Portfolio, U.S. Real Estate Portfolio, respectively. "Other Expenses" would have been 0.55%, 0.48% and 0.35% for the Emerging Markets Equity Portfolio, Global Value Equity Portfolio, U.S. Real Estate Portfolio, respectively. Fee waivers and/or expense reimbursements are voluntary and the advisor reserves the right to terminate any waiver and/or reimbursement at any time without notice.
/(10)/The Global Socially Responsive and Total Return Portfolios were not in operation on December 31, 2001. These are estimates of annual expenses.

   The purpose of the Table of Fees is to assist the Owner in understanding the various costs and expenses that the Owner will bear, directly or indirectly. The table reflects the expenses of the separate account as well as of the Funds. The Funds have provided information relating to their respective operations. We have not independently verified this information. The expenses borne by the Separate Account are explained under the caption "Charges and Deductions". The expenses borne by the Funds are explained in each Fund's prospectus. We cannot guarantee that the reimbursements and fee waivers provided by certain Funds will continue. The table does not reflect income taxes or penalty taxes which may become payable under the Internal Revenue Code or premium or other taxes which may be imposed under state or local laws.

                                    Example

OPTION 1

   Under Option 1, if you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                              After   After   After   After
Subaccount                                    1 Year 3 Years 5 Years 10 Years
----------                                    ------ ------- ------- --------
Alger American Balanced......................  $86    $123    $163     $238
Alger American MidCap Growth.................   86     124     164      241
Enterprise Small Company Growth..............   88     131     175      264
Enterprise Small Company Value...............   86     125     165      243
Enterprise Equity Income.....................   86     124     164      241
Enterprise Growth............................   86     123     162      237
Enterprise Growth and Income.................   86     123     163      238
Enterprise Global Socially Responsive........   90     136     184      284
Enterprise Managed...........................   86     123     162      237
Enterprise Multi-Cap Growth..................   88     131     175      264
Enterprise Total Return......................   83     114     147      203
INVESCO VIF -- Financial Services............   88     130     173      261
INVESCO VIF -- Health Sciences...............   88     129     173      260
INVESCO VIF -- Telecommunications............   88     130     174      263
Janus Aspen Series Capital Appreciation......   86     125     165      244
Janus Aspen Series Flexible Income...........   86     125     165      244
Janus Aspen Series International Growth......   87     127     168      249
Lord Abbett Bond-Debenture...................   86     123     163      238
Lord Abbett Growth and Income................   87     127     168      250
Lord Abbett Mid-Cap Value....................   85     128     172      261
MFS Mid Cap Growth...........................   83     122     162      241
MFS New Discovery............................   85     127     170      257
MFS Total Return.............................   86     125     164      242
MFS Utilities................................   86     126     166      246
MONY Government Securities...................   83     117     151      214
MONY Long Term Bond..........................   83     117     151      214
MONY Money Market............................   82     114     146      202
PBHG Mid-Cap Value...........................   89     133     179      274
PBHG Select Value............................   86     124     163      239
PIMCO Global Bond............................   86     125     165      243
PIMCO Real Return............................   84     118     153      218
PIMCO StocksPLUS Growth and Income...........   84     118     154      219
Van Kampen UIF Emerging Markets Equity.......   95     152     210      336
Van Kampen UIF Global Value Equity...........   88     132     177      269
Van Kampen UIF U.S. Real Estate..............   88     131     175      264

   Under Option 1, if you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                        After   After   After   After
Subaccount                              1 Year 3 Years 5 Years 10 Years
----------                              ------ ------- ------- --------
Alger American Balanced................  $21     $64    $110     $238
Alger American MidCap Growth...........   21      65     112      241
Enterprise Small Company Growth........   23      72     123      264
Enterprise Small Company Value.........   21      66     113      243
Enterprise Equity Income...............   21      65     112      241
Enterprise Growth......................   21      64     110      237
Enterprise Growth and Income...........   21      64     110      238
Enterprise Global Socially Responsive..   26      81     138      293
Enterprise Managed.....................   21      64     110      237
Enterprise Multi-Cap Growth............   23      72     123      264
Enterprise Total Return................   18      55      94      203
INVESCO VIF--Financial Services........   23      71     122      261
INVESCO VIF--Health Sciences...........   23      71     121      260
INVESCO VIF--Telecommunications........   23      72     123      263
Janus Aspen Series Capital Appreciation   21      66     113      244
Janus Aspen Series Flexible Income.....   21      66     113      244
Janus Aspen Series International Growth   22      68     116      249
Lord Abbett Bond-Debenture.............   21      64     110      238
Lord Abbett Growth and Income..........   22      68     116      250
Lord Abbett Mid-Cap Value..............   20      69     120      261
MFS Mid Cap Growth.....................   18      63     110      241
MFS New Discovery......................   20      68     118      257
MFS Total Return.......................   21      65     112      242
MFS Utilities..........................   22      67     114      246
MONY Government Securities.............   18      57      99      214
MONY Long Term Bond....................   18      57      99      214
MONY Money Market......................   17      54      93      202
PBHG Mid-Cap Value.....................   24      75     128      274
PBHG Select Value......................   21      65     111      239
PIMCO Global Bond......................   21      66     113      243
PIMCO Real Return......................   19      58     101      218
PIMCO StocksPLUS Growth and Income.....   19      59     101      219
Van Kampen UIF Emerging Markets Equity.   31      94     160      336
Van Kampen UIF Global Value Equity.....   24      73     126      269
Van Kampen UIF U.S. Real Estate........   23      72     123      264

OPTION 2

   Under Option 2, if you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.




                                        After  After   After   After
Subaccount                              1 Year 3 Year 5 Years 10 Years
----------                              ------ ------ ------- --------
Alger American Balanced................  $ 88   $131   $175     $264
Alger American MidCap Growth...........    88    131    176      267
Enterprise Equity Income...............    88    131    176      267
Enterprise Global Socially Responsive..    92    143    196      308
Enterprise Growth......................    88    130    174      263
Enterprise Growth and Income...........    88    131    175      264
Enterprise Managed.....................    88    130    174      263
Enterprise Multi-Cap Growth............    90    138    186      289
Enterprise Small Company Growth........    90    138    186      289
Enterprise Small Company Value.........    88    132    177      269
Enterprise Total Return................    86    124    164      241
INVESCO VIF -- Financial Services......    90    137    185      286
INVESCO VIF -- Health Sciences.........    90    136    185      285
INVESCO VIF -- Telecommunications......    90    137    186      288
Janus Aspen Series Capital Appreciation    89    132    177      270
Janus Aspen Series Flexible Income.....    89    132    177      270
Janus Aspen Series International Growth    89    134    180      275
Lord Abbett Bond-Debenture.............    88    131    175      264
Lord Abbett Growth and Income..........    89    134    180      276
Lord Abbett Mid-Cap Value..............    90    138    186      289
MFS Mid Cap Growth.....................    88    133    179      273
MFS New Discovery......................    90    137    186      287
MFS Total Return.......................    88    132    176      268
MFS Utilities..........................    89    133    178      272
MONY Government Securities.............    86    124    164      240
MONY Long Term Bond....................    86    124    164      240
MONY Money Market......................    85    121    158      227
Van Kampen UIF Emerging Markets Equity.   100    166    233      384
Van Kampen UIF Global Value Equity.....    92    143    195      306
Van Kampen UIF U.S. Real Estate........    91    139    189      293
PBHG Mid-Cap Value.....................    91    140    191      298
PBHG Select Value......................    88    131    175      265
PIMCO Global Bond......................    88    132    177      269
PIMCO Real Return......................    86    125    165      243
PIMCO StocksPLUS Growth and Income.....    86    125    165      243

   Under Option 2, if you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.




                                        After  After   After   After
Subaccount                              1 Year 3 Year 5 Years 10 Years
----------                              ------ ------ ------- --------
Alger American Balanced................  $23    $ 72   $123     $264
Alger American MidCap Growth...........   24      73    125      267
Enterprise Equity Income...............   24      73    125      267
Enterprise Global Socially Responsive..   28      85    145      308
Enterprise Growth......................   23      72    123      263
Enterprise Growth and Income...........   23      72    123      264
Enterprise Managed.....................   23      72    123      263
Enterprise Multi-Cap Growth............   26      79    136      289
Enterprise Small Company Growth........   26      79    136      289
Enterprise Small Company Value.........   24      73    126      269
Enterprise Total Return................   21      66    112      241
INVESCO VIF -- Financial Services......   26      78    134      286
INVESCO VIF -- Health Sciences.........   25      78    134      285
INVESCO VIF -- Telecommunications......   26      79    135      288
Janus Aspen Series Capital Appreciation   24      74    126      270
Janus Aspen Series Flexible Income.....   24      74    126      270
Janus Aspen Series International Growth   24      75    129      275
Lord Abbett Bond-Debenture.............   23      72    123      264
Lord Abbett Growth and Income..........   25      75    129      276
Lord Abbett Mid-Cap Value..............   26      79    136      289
MFS Mid Cap Growth.....................   24      74    128      273
MFS New Discovery......................   25      79    135      287
MFS Total Return.......................   24      73    125      268
MFS Utilities..........................   24      74    127      272
MONY Government Securities.............   21      65    111      240
MONY Long Term Bond....................   21      65    111      240
MONY Money Market......................   20      61    105      227
Van Kampen UIF Emerging Markets Equity.   36     109    185      384
Van Kampen UIF Global Value Equity.....   28      85    144      306
Van Kampen UIF U.S. Real Estate........   26      81    138      293
PBHG Mid-Cap Value.....................   27      82    141      298
PBHG Select Value......................   23      72    124      265
PIMCO Global Bond......................   24      73    126      269
PIMCO Real Return......................   21      66    113      243
PIMCO StocksPLUS Growth and Income.....   21      66    113      243


   The examples above should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. All Variable Account expenses as well as portfolio company (the Funds) expenses, are reflected in the examples. Expense reimbursements are reflected only in the years where there is a contractual obligation in effect. Not reflected in the examples which assume surrender at the end of each time period are income taxes and penalty taxes which may become payable under the Internal Revenue Code or premium or other taxes which may be imposed under state or local laws.

                        CONDENSED FINANCIAL INFORMATION

   No condensed financial information is included as the contract was not available for sale as of December 31, 2001.

                                  [FLOW CHART]



Other Contracts

   We may offer other variable annuity contracts which also may invest in the same (or many of the same) Fund portfolios offered in the contract. The contracts may have different charges that could affect their subaccounts' performance, and they may offer different benefits.

                    DETAILED INFORMATION ABOUT THE COMPANY
                          AND MONY VARIABLE ACCOUNT A

MONY Life Insurance Company

   MONY Life Insurance Company issues the Contract. In this prospectus, MONY Life Insurance Company is called (the "Company"). The Company is a stock life insurance company organized in the State of New York. The Company is currently licensed to sell life insurance and annuities in all 50 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.

   The principal office of the Company is located at 1740 Broadway, New York, New York. The Company was organized as a mutual life insurance company under the laws of the State of New York in 1842 under the name The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization did not have any material effect on the obligations of the Company under the Contracts or on MONY Variable Account A.

   On September 26, 2001, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was A (Excellent). This rating is based upon an analysis of financial condition and operating performance. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the policies.

MONY Variable Account A

   MONY Variable Account A is a separate investment account of the Company. Presently, only purchase payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY Variable Account A. The assets in MONY Variable Account A are kept separate from the General Account assets and other separate accounts of the Company.

   The Company owns the assets in MONY Variable Account A. The Company is required to keep assets in MONY Variable Account A that equal the total market value of the contract liabilities funded by MONY Variable Account A. Realized or unrealized income gains or losses of MONY Variable Account A are credited or charged against MONY Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY Variable Account A. MONY Variable Account A assets are not chargeable with liabilities of the Company's other businesses. All obligations under the contract are general corporate obligations of the Company. The Company may accumulate in MONY Variable Account A proceeds from various contract charges applicable to those assets. From time to time, assets exceeding the reserves and other liabilities of the Variable Account may be transferred in cash to the Company's General Account. Such transfers must have prior approval of the New York Insurance Department.

   MONY Variable Account A was authorized by the Board of Directors of the Company and established under New York law on November 28, 1990. MONY Variable Account A is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company. This does not involve any supervision by the SEC or the management or investment policies or practices of MONY Variable Account A. For state law purposes, MONY Variable Account A is treated as a part or division of the Company.

   MONY Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of the Funds. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. Income and realized and unrealized gains or losses from assets of each subaccount are credited to or charged against that subaccount without regard to income, gains or losses in the other subaccounts, our general account, or any other separate accounts. We reserve the right to credit or charge a subaccount in a different manner if required, or appropriate, by reason of a change in the law. In the future, the Company may establish additional subaccounts or eliminate subaccounts of MONY Variable Account A. Future subaccounts may invest in other portfolios of the Funds or in other securities. Any new subaccounts may be made available to existing Contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, change the Contract to reflect the change. MONY Series Fund, Inc. has a total of seven portfolios. Only three of the seven portfolios are available to you.

   The following table lists the subaccounts of MONY Variable Account A that are available to you, their respective investment objectives, and which Fund portfolio shares are purchased. There is no assurance that any of the portfolios will meet objectives. We do not guarantee any minimum value for amounts allocated to MONY Variable Account A. You bear the investment risk of investing in the portfolios.

       Subaccount and Designated Portfolio                          Investment Objective
----------------------------------------------------------------------------------------------------------

Alger American Balanced Subaccount                 Seeks current income and long-term capital
                                                   appreciation. The portfolio focuses on stocks of
This subaccount purchases shares of The Alger      companies with growth potential and fixed income
American Fund Alger American Balanced              securities, with emphasis on income-producing
Portfolio.                                         securities which appear to have some potential for
                                                   capital appreciation. Under normal circumstances,
                                                   the portfolio invests in common stocks and fixed-
                                                   income securities, which include commercial paper
                                                   and bonds rated within the 4 highest rating
                                                   categories by an established rating agency or if not
                                                   rated, which are determined by the Manager to be
                                                   of comparable quality. Ordinarily, at least 25% of
                                                   the Portfolio's net assets are invested in fixed-
                                                   income securities.
----------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Subaccount            Seeks long-term capital appreciation. The portfolio
                                                   focuses on midsize companies with promising
This subaccount purchases shares of The Alger      growth potential. Under normal circumstances, the
American Fund Alger American MidCap Growth         portfolio invests primarily in the equity securities of
Portfolio.                                         companies having a market capitalization within the
                                                   range of companies in the S&P MidCap 400(TM)
                                                   Index.
----------------------------------------------------------------------------------------------------------

Enterprise Equity Income Subaccount                Objective: Seeks to achieve an above average and
                                                   consistent total return. Strategy: Primarily invest in
This subaccount purchases shares of the Enterprise dividend paying U.S. common stocks. Invests in a
Accumulation Trust Equity Income Portfolio.        combination of growth and income.
----------------------------------------------------------------------------------------------------------

Enterprise Global Socially Responsive              Objective: Seeks total return. Strategy: Primarily
Subaccount                                         invest in common stocks of companies that the
                                                   portfolio manager believes are socially responsive
This subaccount purchases shares of the Enterprise and that are located in countries that are included in
Accumulation Trust Global Socially Responsive      the MSCI World Index.
Portfolio.

       Subaccount and Designated Portfolio                         Investment Objective
--------------------------------------------------------------------------------------------------------

Enterprise Growth Subaccount                       Objective: Seeks capital appreciation. Strategy:
                                                   Primarily invest in U.S. common stocks of large
This subaccount purchases shares of the Enterprise capitalization companies. Pursues goal by investing
Accumulation Trust Growth Portfolio.               in companies with long-term earnings potential, but
                                                   which are currently selling at a discount to their
                                                   estimated long-term value.
--------------------------------------------------------------------------------------------------------

Enterprise Growth and Income Subaccount            Objective: Seeks total return through capital
                                                   appreciation with income as a secondary
This subaccount purchases shares of the Enterprise consideration. Strategy: Invest in a broadly
Accumulation Trust Growth and Income Portfolio.    diversified group of U.S. common stocks of large
                                                   capitalization companies.
--------------------------------------------------------------------------------------------------------

Enterprise Managed Subaccount                      Objective: Seeks growth of capital over time.
                                                   Strategy: Invest in a portfolio consisting of common
This subaccount purchases shares of the Enterprise stocks, bonds and cash equivalents, the percentages
Accumulation Trust Managed Portfolio.              of which vary over time based on the investment
                                                   manager's assessment of economic and market
                                                   trends and its perception of the relative investment
                                                   values available from such types of securities at any
                                                   given time.
--------------------------------------------------------------------------------------------------------

Enterprise Multi-Cap Growth Subaccount             Objective: Seeks long-term capital appreciation.
                                                   Strategy: Primarily invest in growth stocks.
This subaccount purchases shares of the Enterprise Companies will tend to fall into one of two
Accumulation Trust Multi-Cap Growth Portfolio.     categories: companies that offer goods or services
                                                   to a rapidly expanding marketplace or companies
                                                   experiencing a major change that is expected to
                                                   produce advantageous results.
--------------------------------------------------------------------------------------------------------

Enterprise Small Company Growth Subaccount         Objective: Seeks capital appreciation. Strategy:
                                                   Invest primarily in common stocks of small
This subaccount purchases shares of the Enterprise capitalization companies believed by the portfolio
Accumulation Trust Small Company Growth            manager to have an outlook for strong earnings
Portfolio.                                         growth and potential for significant capital
                                                   appreciation.
--------------------------------------------------------------------------------------------------------

Enterprise Small Company Value Subaccount          Objective: Seeks maximum capital appreciation.
                                                   Strategy: Invest primarily in common stocks of
This subaccount purchases shares of the Enterprise small capitalization companies that the portfolio
Accumulation Trust Small Company Value             manager believes are undervalued -- that is the
Portfolio.                                         stock's market price does not fully reflect the
                                                   company's value.
--------------------------------------------------------------------------------------------------------

Enterprise Total Return Subaccount                 Objective: Seeks total return. Strategy: Primarily
                                                   invest in a diversified portfolio of fixed income
This subaccount purchases shares of the Enterprise instruments of varying maturities.
Accumulation Trust Total Return Portfolio.
--------------------------------------------------------------------------------------------------------

INVESCO VIF -- Financial Services Subaccount       Seeks to provide capital growth by normally
                                                   investing at least 80% of its assets in equity
This subaccount purchases shares of the INVESCO    securities and equity-related instruments of
Variable Investment Funds, Inc. INVESCO VIF --     companies involved in the financial services sector.
Financial Services Fund.

      Subaccount and Designated Portfolio                         Investment Objective
---------------------------------------------------------------------------------------------------------

INVESCO VIF -- Health Sciences Subaccount       Seeks to provide capital growth by normally
                                                investing at least 80% of its assets in equity
This subaccount purchases shares of the INVESCO securities and equity-related instruments of
Variable Investment Funds, Inc. INVESCO VIF --  companies that develop, produce or distribute
Health Sciences Fund.                           products or services related to health care.
---------------------------------------------------------------------------------------------------------

INVESCO VIF -- Telecommunications               Seeks to provide capital growth and current income
Subaccount                                      by normally investing at least 65% (80% effective
                                                July 31, 2002) of its assets in the equity securities
This subaccount purchases shares of the INVESCO of companies involved in the design, development,
Variable Investment Funds, Inc. INVESCO VIF --  manufacture, distribution, or sale of
Telecommunications Fund.                        communications services and equipment, and
                                                companies that are involved in supplying equipment
                                                or services to such companies. Will invest primarily
                                                in companies located in at least three different
                                                countries, although U.S. issuers will often dominate
                                                the portfolio.
---------------------------------------------------------------------------------------------------------

Janus Aspen Series Capital Appreciation         Seeks long-term growth of capital. It pursues its
Subaccount                                      objective by investing primarily in common stocks
                                                selected for their growth potential. The portfolio
This subaccount purchases shares of Janus Aspen may invest in companies of any size, from larger,
Series Capital Appreciation Portfolio.          well-established companies to smaller, emerging
                                                growth companies.
---------------------------------------------------------------------------------------------------------

Janus Aspen Series Flexible Income Subaccount   Seeks to obtain maximum total return, consistent
                                                with preservation of capital. It pursues its objective
This subaccount purchases shares of the Janus   by investing primarily in a wide variety of income-
Aspen Series Flexible Income Portfolio.         producing securities such as corporate bonds and
                                                notes, government securities and preferred stock.
                                                As a fundamental policy, the portfolio will invest at
                                                least 80% of its assets in income-producing
                                                securities. The portfolio may own an unlimited
                                                amount of high-yield/high-risk bonds.
---------------------------------------------------------------------------------------------------------

Janus Aspen Series International Growth         Seeks long-term growth of capital. It pursues its
Subaccount                                      objective under normal circumstances by investing
                                                at least 80% of its net assets in securities of issuers
This subaccount purchases shares of the Janus   from at least five different countries, excluding the
Aspen Series International Growth Portfolio.    United States. Although the portfolio intends to
                                                invest substantially all of its assets in issuers located
                                                outside the United States it may at times invest in
                                                U.S. issuers and it may at times invest all of its
                                                assets in fewer than five countries, or even a single
                                                country.

      Subaccount and Designated Portfolio                         Investment Objective
--------------------------------------------------------------------------------------------------------

Lord Abbett Bond-Debenture Subaccount           Investment Objective and Strategy: seeks high
                                                current income and the opportunity for capital
This subaccount purchases shares of the Lord    appreciation to produce a high total return. It
Abbett Series Fund Bond-Debenture Portfolio.    pursues its objective by investing in high yield and
                                                investment grade debt securities, securities
                                                convertible into common stock and preferred
                                                stocks. The portfolio invests at least 80% of its net
                                                assets in fixed income securities of various types.
                                                At least 20% of the portfolio's assets must be
                                                invested in any combination of investment grade
                                                securities, U.S. Government securities and cash
                                                equivalents.
                                                --------------------------------------------------------
------------------------------------------------

Lord Abbett Growth and Income Subaccount        Investment Objective and Strategy: seeks long-term
                                                growth of capital and income without excessive
This subaccount purchases shares of the Lord    fluctuations in market value. It pursues its objective
Abbett Series Fund Growth and Income Portfolio. by investing at least 80% of its net assets in equity securities of large, seasoned, U.S. and multinational
                                                companies.
--------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Subaccount            Investment Objective and Strategy: seeks capital
                                                appreciation. It pursues its objective by investing at
This subaccount purchases shares of the Lord    least 80% of its net assets in equity securities of
Abbett Series Fund Mid-Cap Value Portfolio.     mid-sized companies, with market capitalizations of
                                                roughly $500 million to $10 billion.
--------------------------------------------------------------------------------------------------------

MFS Mid Cap Growth Subaccount                   Seeks long-term growth of capital by investing at
                                                least 80% of its net assets in companies with
This subaccount purchases shares of the MFS(R)  medium market capitalization which are defined as
Variable Insurance Trust/SM/ MFS Mid Cap Growth companies with market capitalizations equaling or
Series.                                         exceeding $250 million but not exceeding the top of
                                                the Russell Midcap(TM) Growth Index range at the
                                                time of purchase by the portfolio.
--------------------------------------------------------------------------------------------------------

MFS New Discovery Subaccount                    Seeks capital appreciation by investing at least 65%
                                                of its total assets in equity securities of emerging
This subaccount purchases shares of the MFS(R)  growth companies. Emerging growth companies are
Variable Insurance Trust/SM/ MFS New Discovery  companies that are either: early in their life cycle
Series.                                         but which have the potential to become major
                                                enterprises or major enterprises whose rates of
                                                earnings growth are expected to accelerate because
                                                of special factors, such as rejuvenated management,
                                                new products, changes in consumer demand, or
                                                basic changes in the economic environment.
--------------------------------------------------------------------------------------------------------

MFS Total Return Subaccount                     Seeks mainly to provide above-average income
                                                consistent with the prudent employment of capital
This subaccount purchases shares of the MFS(R)  and secondarily to provide a reasonable opportunity
Variable Insurance Trust/SM/ MFS Total Return   for growth of capital and income. It pursues its
Series.                                         objective by investing at least 40%, but not more
                                                than 75%, of its net assets in common stocks and
                                                related securities and at least 25% of its net assets in
                                                non-convertible fixed income securities.

       Subaccount and Designated Portfolio                          Investment Objective
----------------------------------------------------------------------------------------------------------

MFS Utilities Subaccount                           Seeks capital growth and current income by
                                                   investing at least 80% of its net assets in equity and
This subaccount purchases shares of the MFS(R)     debt securities of domestic and foreign companies
Variable Insurance Trust/SM/ MFS Utilities Series. (including emerging markets) in the utilities industry.
----------------------------------------------------------------------------------------------------------

MONY Government Securities Subaccount              Seeks to maximize income and capital appreciation
                                                   by investing in bonds, notes and other obligations
This subaccount purchases shares of the MONY       either issued or guaranteed by the U.S.
Series Fund, Inc. Government Securities Portfolio. Government, its agencies or instrumentalities, together having a weighted average maturity of
                                                   between 4 to 8 year.
----------------------------------------------------------------------------------------------------------

MONY Long Term Bond Subaccount                     Seeks to maximize income and capital appreciation
                                                   over the longer term by investing in highly-rated
This subaccount purchases shares of the MONY       fixed income securities issued by a diverse mix of
Series Fund, Inc. Long Term Bond Portfolio.        corporations, the U.S. Government and its agencies
                                                   or instrumentalities, as well as mortgage-backed
                                                   and asset-backed securities together having a dollar-
                                                   weighted average maturity of more than 8 years.
----------------------------------------------------------------------------------------------------------

MONY Money Market Subaccount                       Seeks to maximize current income consistent with
                                                   preservation of capital and maintenance of liquidity
This subaccount purchases shares of the MONY       by investing primarily in high quality, short-term
Series Fund, Inc. Money Market Portfolio.          money market instruments.
----------------------------------------------------------------------------------------------------------

PBHG Mid-Cap Value Subaccount                      Seeks to provide above-average total return over a 3
                                                   to 5 year market cycle. Primarily invests in value
This subaccount purchases shares of the PBHG       common stocks of companies with market
Insurance Series Fund PBHG Mid-Cap Value           capitalizations within the range of the S&P
Portfolio.                                         MidCap 400(TM) Index.
----------------------------------------------------------------------------------------------------------

PBHG Select Value Subaccount                       Seeks to provide long-term growth of capital and
                                                   income. Current income is a secondary objective.
This subaccount purchases shares of the PBHG       Primarily investing in value common stocks of no
Insurance Series Fund PBHG Select Value            more than 30 companies with large market
Portfolio.                                         capitalizations.
----------------------------------------------------------------------------------------------------------

PIMCO Global Bond Subaccount                       Seeks to maximize total return, consistent with
                                                   preservation of capital, by investing primarily in
This subaccount purchases shares of the PIMCO      Fixed Income Instruments of issuers located in at
Variable Insurance Trust Global Bond Portfolio.    least three countries (one of which may be the
                                                   United States).
----------------------------------------------------------------------------------------------------------

PIMCO Real Return Subaccount                       Seeks to maximize real return, consistent with
                                                   preservation of real capital, by investing primarily
This subaccount purchases shares of the PIMCO      in inflation-indexed bonds of varying maturities
Variable Insurance Trust Real Return Portfolio.    issued by the U.S. and non-U.S. governments, their
                                                   agencies or government-sponsored enterprises and
                                                   corporations.

         Subaccount and Designated Portfolio                           Investment Objective
-----------------------------------------------------------------------------------------------------------

PIMCO StocksPLUS Growth and Income                     Seeks total return which exceeds the total return of
Subaccount                                             the S&P 500 by investing primarily in S&P 500
                                                       derivatives, backed by a portfolio of Fixed Income
This subaccount purchases shares of the PIMCO          Instruments.
Variable Insurance Trust StocksPLUS Growth and
Income Portfolio.
-----------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity                 Seeks long-term capital appreciation by investing
Subaccount                                             primarily in growth-oriented equity securities of
                                                       issuers in emerging market countries.
This subaccount purchases shares of The Universal
Institutional Funds, Inc. Emerging Markets Equity
Portfolio.
-----------------------------------------------------------------------------------------------------------

Van Kampen UIF Global Value Equity                     Seeks long-term capital appreciation by investing
Subaccount                                             primarily in equity securities of issuers throughout
                                                       the world, including U.S. issuers.
This subaccount purchases shares of The Universal
Institutional Funds, Inc. Global Value Equity
Portfolio.
-------------------------------------------------------
                                                       ----------------------------------------------------

Van Kampen UIF U.S. Real Estate Subaccount             Seeks to provide above average current income and
                                                       long-term capital appreciation by investing
This subaccount purchases shares of The Universal      primarily in equity securities of companies in the
Institutional Funds, Inc. U. S. Real Estate Portfolio. U.S. real estate industry, including real estate investment trusts ("REITs").
-----------------------------------------------------------------------------------------------------------

   The investment objectives of each portfolio (except for the Janus portfolios) are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected. For each of the Funds a majority means the lesser of:

      (1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented, or

      (2) More than 50% of the outstanding portfolio shares.

   The investment objectives of the Janus portfolios are non-fundamental and may be changed by the Fund's Trustees without a shareholder vote.

                                   THE FUNDS

   Each available subaccount of MONY Variable Account A will invest only in the shares of the Funds. The Funds (except for Janus Aspen Series Capital Appreciation Portfolio) are diversified, open-end management investment companies. The Janus Aspen Series Capital Appreciation Portfolio is a non-diversified, open-end management investment company. A nondiversified Fund may hold a larger position in a smaller number of securities than a diversified Fund. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified Fund than a diversified Fund. The Funds are registered with the SEC under the Investment Company Act of 1940. These registrations do not involve supervision by the SEC of the management or investment practices or policies of the Funds. The Funds, or any of them, may withdraw from the sale any or all the respective portfolios as allowed by applicable law.

   Not all Funds may be available in all markets.

The Alger American Fund

   Fred Alger Management, Inc., is each portfolio's investment adviser. The investment adviser is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of each portfolio. The investment adviser fee for each portfolio is shown in the table below.

              Portfolio                            Investment Adviser Fee
--------------------------------------------------------------------------------------

Alger American Balanced Portfolio      Annual rate of 0.75% of the portfolio's average
                                       daily net assets.
--------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio Annual rate of 0.80% of the portfolio's average daily net assets.

Enterprise Accumulation Trust

   Enterprise Accumulation Trust has a number of portfolios. The shares of some of the portfolios can be purchased by the subaccounts available to you. Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly owned subsidiary of MONY, is the investment adviser of Enterprise Accumulation Trust. Enterprise Capital is responsible for the overall management of the portfolios, including meeting the investment objectives and policies of the portfolios. Enterprise Capital contracts with sub-investment advisers to assist in managing the portfolios. For information about the sub-advisers for each portfolio, see the Enterprise Accumulation Trust prospectus included in this Prospectus Portfolio. Enterprise Accumulation Trust pays an investment adviser fee to Enterprise Capital which in turn pays the sub-investment advisers. Fees are deducted daily and paid to Enterprise Capital on a monthly basis. The sub-investment adviser and daily investment adviser fees and sub-investment adviser fees for each portfolio are shown in the table below:

Portfolio and Sub-Investment Adviser    Investment Adviser Fee        Sub-Investment Adviser Fee
----------------------------------------------------------------------------------------------------

   Equity Income Portfolio           Annual rate of 0.75% of the   Annual rate of 0.30% of the first
                                     portfolio's average daily net $100 million, 0.25% of the next
   1740 Advisers, Inc. (affiliate    assets.                       $100 million, and 0.20% in
   of MONY Life Insurance                                          excess of $200 million of the
   Company of America) is the                                      portfolio's average daily net
   sub-investment adviser.                                         assets.
----------------------------------------------------------------------------------------------------

   Global Socially Responsive        Annual rate of 0.90% of the   Annual rate of 0.45% of the first
   Portfolio                         portfolio's average daily net $100 million; 0.40% of the next
                                     assets.                       $100 million; and 0.30% in
   Rockefeller & Co., Inc. is the                                  excess of $200 million of the
   sub-investment adviser.                                         portfolio's average daily net
                                                                   assets.
----------------------------------------------------------------------------------------------------

   Growth Portfolio                  Annual rate of 0.75% of the   Annual rate of 0.30% of the first
                                     portfolio's average daily net $1 billion and 0.20% in excess of
   Montag & Caldwell, Inc. is the    assets.                       $1 billion of the portfolio's
   sub-investment adviser.                                         average daily net assets.
----------------------------------------------------------------------------------------------------

   Growth and Income Portfolio       Annual rate of 0.75% of the   Annual rate of 0.30% of the first
                                     portfolio's average daily net $100 million, 0.25% of the next
   Retirement System Investors,      assets.                       $100 million, and 0.20% in
   Inc. is the sub-investment                                      excess of $200 million of the
   adviser.                                                        portfolio's average daily net
                                                                   assets.

Portfolio and Sub-Investment Adviser       Investment Adviser Fee           Sub-Investment Adviser Fee
----------------------------------------------------------------------------------------------------------

   Managed Portfolio                 Annual rate of 0.80% of the first  Wellington Management
                                     $400 million, 0.75% of the next    Company's fee for the assets of
   Wellington Management             $400 million and 0.70% in excess   the Portfolio it manages is an
   Company, LLP and Sanford C.       of $800 million of the portfolio's annual rate of 0.40% up to $500
   Bernstein & Co., LLC are the      average daily net assets.          million, 0.35% of the next $500
   sub-investment advisers.                                             million, 0.30% of the next $1
                                                                        billion, and 0.25% in excess of $2
                                                                        billion of the portfolio's average
                                                                        daily net assets. Sanford C.
                                                                        Bernstein & Co., LLC's fee for
                                                                        the assets of the Portfolio it
                                                                        manages is an annual rate of
                                                                        0.40% up to $10 million, 0.30%
                                                                        from $10 million to $50 million,
                                                                        0.20% from $50 million to $100
                                                                        million, and 0.10% in excess of
                                                                        $100 million of the portfolio's
                                                                        average daily net assets.
----------------------------------------------------------------------------------------------------------

   Multi-Cap Growth Portfolio        Annual rate of 1.00% of the        Annual rate of 0.40% of the
                                     average daily net assets.          average daily net assets.
   Fred Alger Management Inc. is
   the sub-investment adviser.
----------------------------------------------------------------------------------------------------------

   Small Company Growth              Annual rate of 1.00% of the        Annual rate of 0.65% of the first
   Portfolio                         portfolio's average daily net      $50 million, 0.55% of the next
                                     assets.                            $50 million and 0.45% in excess
   William D. Witter, Inc. is the                                       of $100 million of the portfolio's
   sub-investment adviser.                                              average daily net assets.
----------------------------------------------------------------------------------------------------------

   Small Company Value Portfolio     Annual rate of 0.80% of the first  Annual rate of 0.40% of the first
                                     $400 million, 0.75% of the next    $1 billion and 0.30% in excess of
   Gabelli Asset Management          $400 million and 0.70% in excess   $1 billion of the portfolio's
   Company is the sub-               of $800 million of the portfolio's average daily net assets.
   investment adviser.               average daily net assets.
----------------------------------------------------------------------------------------------------------

   Total Return Portfolio            Annual rate of 0.55% of the        Annual rate of 0.25% of the
                                     portfolio's average daily net      portfolio's average daily net
   Pacific Investment                assets.                            assets.
   Management Company, LLP is
   the sub-investment adviser.

INVESCO Variable Investment Funds, Inc.

   INVESCO Funds Group, Inc. is the investment adviser for each of the portfolios. Together with affiliated companies, the investment adviser directs all aspects of the management of the portfolios. The investment adviser fee for each portfolio is shown in the table below.

              Portfolio                            Investment Adviser Fee
--------------------------------------------------------------------------------------

INVESCO VIF -- Financial Services Fund Annual rate of 0.75% of the portfolio's average daily net assets.
--------------------------------------------------------------------------------------

INVESCO VIF -- Health Sciences Fund    Annual rate of 0.75% of the portfolio's average
                                       daily net assets.
--------------------------------------------------------------------------------------

INVESCO VIF -- Telecommunications Fund Annual rate of 0.75% of the portfolio's average daily net assets.

Janus Aspen Series

   Janus Aspen Series has several portfolios. The shares of some of the portfolios can be purchased by the subaccounts available to you. Janus Capital is the investment adviser to each of the portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the portfolios. The daily investment adviser fee for each portfolio is shown in the table below.

          Portfolio                          Investment Adviser Fee
----------------------------------------------------------------------------------

Capital Appreciation Portfolio Annual rate of 0.65% of the portfolio's average daily net assets.
----------------------------------------------------------------------------------

Flexible Income Portfolio      Annual rate of 0.65% of the first $300 million; and
                               0.55% in excess of $300 million of the portfolio's
                               average daily net assets.
----------------------------------------------------------------------------------

International Growth Portfolio Annual rate of 0.65% of the portfolio's average daily net assets.

Lord Abbett Series Fund

   Lord Abbett Series Fund has several portfolios. The shares of the portfolios listed in the table below can be purchased by the subaccounts available to you. Lord, Abbett & Co. is the investment adviser to each of the portfolios and manages the investments of each of the portfolios. The investment adviser fee is shown in the table below.

           Portfolio                      Investment Adviser Fee
  ---------------------------------------------------------------------------

  Bond-Debenture Portfolio    Annual rate of 0.50% of the portfolio's average
                              daily net assets.
  ---------------------------------------------------------------------------

  Growth and Income Portfolio Annual rate of 0.50% of the portfolio's average daily net assets.

    Mid-Cap Value Portfolio Annual rate of 0.75% of the portfolio's average daily net assets.

MFS(R) Variable Insurance Trust/SM/

   MFS Variable Insurance Trust contains a number of portfolios. The shares of some of the portfolios can be purchased by the subaccounts available through our product. Massachusetts Financial Services Company is the investment adviser to each of the portfolios and manages the investments of each of the portfolios. The investment adviser fee is shown in the table below.

           Portfolio                     Investment Adviser Fee
   -------------------------------------------------------------------------

   MFS Mid Cap Growth Series Annual rate of 0.75% of the portfolio's average daily net assets.
   -------------------------------------------------------------------------

   MFS New Discovery Series  Annual rate of 0.90% of the portfolio's average daily net assets.
   -------------------------------------------------------------------------

   MFS Total Return Series   Annual rate of 0.75% of the portfolio's average
                             daily net assets.
   -------------------------------------------------------------------------

   MFS Utilities Series      Annual rate of 0.75% of the portfolio's average
                             daily net assets.

MONY Series Fund, Inc.

   MONY Series Fund, Inc. has a number of portfolios. The shares of some of the portfolios can be purchased by the subaccounts available to you. Each of the portfolios has different investment objectives and policies. The Company is a registered investment adviser under the Investment Advisers Act of 1940. The Company, as investment adviser, currently pays the compensation of the Fund's directors, officers, and employees who are affiliated in some way with the Company. MONY Series Fund, Inc. pays for all other expenses including, for example, the calculation of the net asset value of the portfolios. To carry out its duties as an investment adviser, the Company has entered into a Services Agreement with MONY to provide personnel, equipment, facilities and other services. As the investment adviser to MONY Series Fund, Inc., the Company receives a daily investment adviser fee for each portfolio (see chart below). Fees are deducted daily and paid to the Company monthly.

   The following table describes the portfolios available and the investment advisory fees:

           Portfolio                          Investment Adviser Fee
-----------------------------------------------------------------------------------

Government Securities Portfolio Annual rate of 0.50% of the first $400 million,
                                0.35% of the next $400 million, and 0.30% in
                                excess of $800 million of the portfolio's aggregate
                                average daily net assets.
-----------------------------------------------------------------------------------

Long Term Bond Portfolio        Annual rate of 0.50% of the first $400 million,
                                0.35% of the next $400 million, and 0.30% in
                                excess of $800 million of the portfolio's aggregate
                                average daily net assets.
-----------------------------------------------------------------------------------

Money Market Portfolio          Annual rate of 0.40% of the first $400 million,
                                0.35% of the next $400 million, and 0.30% of assets
                                in excess of $800 million of the portfolio's
                                aggregate average daily net assets.

PBHG Insurance Series Fund

   PBHG Insurance Series Fund has a number of portfolios. The shares of some of the portfolios can be purchased by the subaccounts available to you. Pilgrim Baxter & Associates, Ltd. is the investment adviser for each of the portfolios. The investment adviser fees for each portfolio are shown in the table below.

           Portfolio                       Investment Adviser Fee
  ----------------------------------------------------------------------------

  PBHG Mid-Cap Value Portfolio Annual rate of 0.85% of the portfolio's average daily net assets.
  ----------------------------------------------------------------------------

  PBHG Select Value Portfolio  Annual rate of 0.65% of the portfolio's average daily net assets.

PIMCO Variable Insurance Trust

   PIMCO Variable Insurance Trust has a number of portfolios. The shares of some of the portfolios can be purchased by the subaccounts available to you. Pacific Investment Management Company LLC is the investment adviser for the portfolios and is responsible for managing the investment activities of the portfolios and the portfolios' business affairs and other administrative matters. The investment adviser fee for each portfolio is shown in the table below.

                     Portfolio           Investment Adviser Fee
             -----------------------------------------------------

             Global Bond Portfolio      Annual rate of 0.25% of
                                        the portfolio's average
                                        daily net assets.
             -----------------------------------------------------

             Real Return Portfolio      Annual rate of 0.25% of
                                        the portfolio's average
                                        daily net assets.
             -----------------------------------------------------

             StocksPLUS Growth and      Annual rate of 0.40% of
             Income Portfolio           the portfolio's average
                                        daily net assets.

The Universal Institutional Funds, Inc.

   Morgan Stanley Investment Management Inc., which does business in certain instances using the name "Van Kampen," is the investment adviser to each of the portfolios and manages the investments of each of the portfolios. The investment adviser fee is shown in the table below.

                 Portfolio                                   Investment Adviser Fee
---------------------------------------------------------------------------------------------------

Emerging Markets Equity Portfolio             Annual rate of 1.25% of the first $500 million;
                                              1.20% from $500 million to $1 billion; and 1.15% in
                                              excess of $1 billion of the portfolio's average daily
                                              net assets.
---------------------------------------------------------------------------------------------------

Global Value Equity Portfolio                 Annual rate of 0.80% of the first $500 million;
                                              0.75% from $500 million to $1 billion; and 0.70% in
                                              excess of $1 billion of the portfolio's average daily
                                              net assets.
---------------------------------------------------------------------------------------------------

U. S. Real Estate Portfolio                   Annual rate of 0.80% of the first $500 million;
                                              0.75% from $500 million to $1 billion; and 0.70% in
                                              excess of $1 billion of the portfolio's average daily
                                              net assets.

   Each Owner should periodically review their allocation of purchase payments and Fund Values among the subaccounts and the guaranteed interest account in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in the accompanying prospectus for each of the Funds. The prospectus for each of the Funds should be read carefully together with this prospectus before investing.

Purchase of Portfolio Shares by MONY Variable Account A

   MONY Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

  .  Collect charges under the Contracts.

  .  Pay Cash Value on full surrenders of the Contracts.

  .  Fund partial surrenders.

  .  Provide benefits under the Contracts.

  . Transfer assets from one subaccount to another or between one or more subaccounts of MONY Variable Account A and the Guaranteed Interest Account as requested by Owners.

Any dividend or capital gain distribution received from a portfolio of a Fund will be:

  .  Reinvested immediately at net asset value in shares of that portfolio.

  .  Kept as assets of the corresponding subaccount.

  Cash Value -- The Contract's Fund Value, less (1) any applicable Surrender Charge, and (2) any outstanding loan.

   When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Fund may engage in mixed and shared funding.

   The Boards of Directors or Trustees of the Funds monitor the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed or shared funding conflicts to the Directors and Trustees of each of the relevant Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

   The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

   The Company has entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of MONY America Variable Account A and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive may be significant.

   In addition, our affiliate, MONY Securities Corporation, the principal underwriter for the policies, will receive 12b-1 fees deducted from certain portfolio assets attributable to the policies for providing distribution and shareholder support services to some of the portfolios. Because the 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

Guaranteed Interest Account

   The Guaranteed Interest Account is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to separate investment accounts of the Company, including MONY Variable Account A.

   Crediting of Interest. Any Net Purchase Payments you as Owner of the Contract allocate to the Guaranteed Interest Account will be credited with interest at the rate declared by the Company for one year accumulation periods. If you allocate purchase payments to the Guaranteed Interest Account, your allocation will automatically begin a new accumulation period as of the date you allocate the payment. The accumulation period will end on your monthly contract anniversary date. If you transfer funds from the Guaranteed Interest Account, you will choose the accumulation period from which such transfer will be made. Before the beginning of each calendar month, the Company will declare an interest rate for the current accumulation period, if those rates will be higher than the guaranteed rate. Each interest rate declared by the Company will be applicable for all Net Purchase Payments received or transfers from MONY Variable Account A completed within the period during which it is effective. Within 45 days, but not less than 15 days before the accumulation period expires, we will notify you of the new rate we are then declaring. When the period expires, you may elect to transfer the entire amount allocated to the expiring accumulation period to the separate account. If you make no election, the entire amount allocated to the expiring accumulation period will automatically be held for a one year period. If that period will extend beyond the maturity date, the money will be transferred into the Money Market subaccount. The Company guarantees that the rate credited will not be less than 3.5% (0.0094%, compounded daily). You bear the risk that we will not declare interest in excess of that 3.5% rate. If you allocate purchase payments to (or transfer funds to or from) the Guaranteed Interest Account the amount of such allocation must maintain a Fund Value in such Account of at least $2,500.

  Accumulation Period -- Currently one year. The Period starts on the Business Day that falls on, or next follows the date the purchase payment is transferred into the Guaranteed Interest Account and ends on the monthly contract anniversary immediately prior to the last day of that Period.


   Surrenders. When you as Contract Owner request Contract Fund Values from the Guaranteed Interest Account be transferred to MONY Variable Account A, surrendered, loaned to you, or used to pay any charge imposed in accordance with the Contract, you must tell the Company the source by interest rate accumulation period of amounts you request be transferred, surrendered, loaned, or used to pay charges.

                    DETAILED INFORMATION ABOUT THE CONTRACT

   The Fund Value in MONY Variable Account A and in the Guaranteed Interest Account provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in MONY Variable Account A.

Payment and Allocation of Purchase Payments

  Issue Ages

   The issue ages for the two benefit option packages available under the Contract vary as per the table below. The maximum issue age of the Annuitant for Option 1 is 80. The maximum issue age of the Annuitant for Option 2 is 79.

                                     Option 1 Option 2
                          ----------------------------
                          Issue Ages   0-80     0-79

  Issuance of the Contract

   Individuals who want to buy a Contract must:

      (1) Complete an application.

      (2) Personally deliver the application to:

          (a) A licensed agent of the Company who is also a registered representative of the principal underwriter for the Contracts, MONY Securities Corporation ("MSC"), or

          (b) A registered representative of a broker dealer which had been authorized by MSC to sell the Contract.

      (3) Pay the minimum initial purchase payment.

   The Contract may be used with certain tax qualified plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provides in the qualified plan. Accordingly, if you are purchasing this Contract, you should purchase it for its death benefit, annuity benefits, and other non-tax related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

   The minimum purchase payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum purchase payment for each situation.

                    Use of Contract or
             Method of Making Purchase Payment                     Minimum Purchase Payment
---------------------------------------------------------------------------------------------------

Individual retirement accounts and annuities under Section  $2,000
408 of the Code (other than Simplified Employee Pensions).
---------------------------------------------------------------------------------------------------

Non-Qualified Plans.                                        Option 1                         $5,000
                                                            Option 2                        $10,000
---------------------------------------------------------------------------------------------------

H.R. 10 plans (self-employed individuals' retirement plans  $600 under 401 or 403(c) of the Code), certain corporate or
association retirement plans, Simplified Employee Pensions
under Section 408 and 408A of the Code.
---------------------------------------------------------------------------------------------------

Annuity purchase plans sponsored by certain tax-exempt      $600
organizations, governmental entities and deferred
compensation plans under Section 457 of the Code.
---------------------------------------------------------------------------------------------------

Payroll deduction and automatic checking account withdrawal Annualized rate of $600 (i.e., $600 per
plans.                                                      year, $300 semiannually, $150 quarterly
                                                            or $50 per month)
---------------------------------------------------------------------------------------------------

Government Allotment Plans                                  $50 per month

  Government Allotment Plans -- Payroll deduction plans used for financial products by government employees.

Additional purchase payments of at least $100 may be made at any time before the Annuity Starting Date as long as the Annuitant is living. However, for certain automatic payment plans, the smallest additional payment is $50.

   The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if, with that
Payment:

      (1) Cumulative Purchase Payments made under any one or more Contracts held by the Owner, less

      (2) The amount of any prior partial surrenders and their Surrender Charges, exceed

      (3) $1,500,000.

   The Company reserves the right to reject an application for any reason permitted by law.

  Effective Date -- The date the contract begins as shown in the Contract.

   Net Purchase Payments received before the Effective Date will be held in the Company's General Account and will be credited with interest at not less than 3.5% per year if:

      (1) The Contract is issued by the Company, and

      (2) The Contract is accepted by the Owner.

No interest will be paid if the Contract is not issued or if it is declined by the Owner. Net Purchase Payments will be held in the Company's General Account if:

      (1) The application is approved,

      (2) The Contract is issued, and

      (3) The Owner accepts the Contract.

These amounts will be held in that Account pending end of the Right to Return Contract Period. Interest will be credited on amounts held in the General Account beginning on the date the amounts are received. Amounts are received on the day of actual receipt at the Company's Operations Center. The prospective buyer will be told the reasons for the delay, the initial Purchase Payment will be returned in full and the application declined if:

      (1) The application is not complete when received, and

      (2) The application is not completed within 5 days.

The application will not be declined if the prospective buyer consents to the Company's keeping the Purchase Payment until the application is completed.

  Tax-Free 'Section 1035' Exchanges

   The Owner can generally exchange one annuity contract for another in a 'tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making the exchange, the Owner should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, the Owner may have to pay federal income tax, and penalty taxes on the exchange. The Owner should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Owner's best interest and not just better for the person trying to sell the Owner this Contract (that person will generally earn a commission if the Owner buys this Contract through an exchange or otherwise).

  Right to Return Contract Provision

   The Owner may return the Contract within 10 days of the delivery date. The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. The amount to be refunded is equal to all purchase payments received by the Company.

  Allocation of Payments and Fund Value

   Allocation of Payments. On the application, the Owner may allocate Net Purchase Payments to any of the available subaccounts of MONY Variable Account A or to the Guaranteed Interest Account. Net Purchase Payments (and any interest thereon) are held in the General Account if they are received before the end of the Right to Return Contract Period. The Net Purchase Payments will earn interest at a rate not less than 3.5% per year beginning on the later of:

      (1) The Effective Date of the Contract, and

      (2) The date the Payment is received at the Company's Operations Center.

   The portion of Net Purchase Payments allocated to the Guaranteed Interest Account will be held in the Guaranteed Interest Account of the General Account for the specified period selected and will be credited with interest at the rate declared by the Company for that specified period. The portion of Net Purchase Payments allocated to the subaccounts will earn 3.5% annual interest until the Right to Return Contract Period expires (See "Right to Return Contract Provision" above.) After the Right to Return Contract Period has expired, the value of Net Purchase Payments allocated to the subaccounts will automatically be transferred to MONY America Variable Account A subaccount(s) according to the Owner's percentage allocation.

   After the Right to Return Contract Period, under a non-automatic payment plan, if the Owner does not:

      (1) Specify the amount to be allocated among subaccounts, or

      (2) Specify the percentage to be allocated among subaccounts, or

      (3) The amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated under the Owner's most recent instructions on record with the Company. The amount specified must not be less than $10.00 and the percentage specified must not be less than 5% of the Payment. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner's most recent instructions on record.


   The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, facsimile or via the Web subject to the rules of the Company and its right to terminate telephone, facsimile or via the Web allocation. The Company reserves the right to deny any telephone allocation request. If all telephone lines are busy (for example, during periods of substantial market fluctuations), Owners may be unable to request telephone, facsimile or via the Web allocation changes by telephone. In such cases, an Owner would submit a written request. Any such change, whether made in writing or by telephone, facsimile or via the Web, will be effective when received by the Company, in accordance with the requirements of state insurance departments and the Investment Company Act of 1940. The Company has adopted rules relating to changes of allocations by telephone which, among other things, outlines procedures designed, and which the Company believes are reasonable, to prevent unauthorized instructions. If these procedures are followed:


      (1) The Company shall not be liable for any loss as a result of following fraudulent telephone instructions, and

      (2) The Owner will therefore bear the entire risk of loss due to fraudulent telephone instructions.

A copy of the rules and the Company's form for electing telephone allocation privileges is available from licensed agents of the Company who are registered representatives of MSC or by calling 1-800-487-6669. The telephone allocation privileges may also be elected by completing the telephone authorization section on the Contract application. The Company's form or a Contract application with the telephone authorization completed must be signed and received at the Company's Operations Center before telephone allocation instructions will be accepted.

   Special Note on Reliability. Please note that our telephone system may not always be available. Any telephone system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.

   Net Purchase Payments may be allocated to any of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages. No allocation may be for less than 5% of a Net Purchase Payment and must total 100%.

   When allocated Purchase Payments are received they are credited to subaccounts of MONY Variable Account A in the form of Units. The number of Units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Business Day on which the Purchase Payment is received.

  Calculating Unit Values for Each Subaccount

   The unit value of each subaccount on its first Business Day was set at $10.00. To determine the unit value of a subaccount on any later Business Day, the Company takes the prior Business Day's Unit Value and multiplies it by the Net Investment Factor for the current Business Day. The Net Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment Factor for each subaccount equals:

      (1) the net asset value per share of each Fund held in the subaccount at the end of the current Business Day divided by

      (2) the net asset value per share of each Fund held in the subaccount at the end of the prior Business Day, minus

      (3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

   The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The Unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

  Calculation of Guaranteed Interest Account Fund Value

   Net Purchase Payments to be allocated to the Guaranteed Interest Account will be credited on:

      (1) The date received at the Operations Center, or

      (2) If the day Payments are received is not a Business Day, then on the next Business Day.

   Interest will be credited daily.

  Calculation of Fund Value

   The Contract's Fund Value will reflect:

  . The investment performance of the selected subaccount(s) of MONY Variable Account A.

  .  Amounts credited (including interest) to the Guaranteed Interest Account.

  .  Any Net Purchase Payments.

  .  Any Transfer Charges.

  .  Any Partial Surrenders.

  .  All Contract charges (including surrender charges) imposed.

There is no guaranteed minimum Fund Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account. Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.

   The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received before the Effective Date plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract".)

   After amounts allocated to the subaccounts are transferred from the General Account to MONY Variable Account A on each Business Day, the Contract's Fund Value will be computed as follows:

      (1) Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on the Business Day. This is done by multiplying the subaccount's Unit value on that date by the number of subaccount Units allocated to the Contract;

      (2) Add any amount credited to the Guaranteed Interest Account. This amount is the aggregate of all Net Purchase payments and:

         .  The addition of any interest credited.

         .  Addition or subtraction of any amounts transferred.

         .  Subtraction of any partial surrenders and their surrender charges.

         .  Subtraction of any Contract charges.

      (3) Add the value attributable to any loan account (if your contract permits loans);

      (4) Add any Net Purchase Payment received on that Business Day;

      (5) Subtract any partial surrender amount and its Surrender Charge made on that Business Day;

      (6) Subtract any Annual Contract Charge deductible on that Business Day.

   In computing the Contract's Fund Value, the number of subaccount Units allocated to the Contracts is determined after any transfers among subaccounts or between one or more of the subaccounts and the Guaranteed Interest Account. Any transfer charges are also deducted. However, the computation of the Contract's Fund Value is done before any other Contract transactions on the Business Day, such as:

  .  Receipt of Net Purchase Payments.

  .  Partial Surrenders.

If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.


   Transfers. You may transfer the value of the Contract among the subaccounts after the Right to Return Contract Period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone, facsimile or via the Web if proper authorization has been received at the Company's Operations Center. See "Allocation of Payments and Fund Value". Such transfers are subject to the Company's rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts.


   A transfer charge is not currently imposed on transfers. (See "Charges Against Fund Value -- Transfer Charge".) However, the Company reserves the right to impose a charge which will not exceed $25 per transfer after the first twelve transfers in any Contract Year. If imposed the charge will be deducted from the first subaccount(s) or the Guaranteed Interest Account from which the amounts are transferred. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Fund Value at the end of the Right to Return Contract Period will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.

  Contract Year -- Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

   Transfers Involving the Guaranteed Interest Account. Transfers may be made from the Guaranteed Interest Account at any time. We will not accept a transfer request if it will reduce the Fund Value in the Guaranteed Interest Account to less than $2,500.

   Transfers by Third Parties. As a general rule and as a convenience to Owners, the Company allows an Owner to give a third party the right to effect transfers on the Owner's behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the Contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. The Company believes that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Contracts, and the management of the Funds share this position. Therefore, the Company may limit or disallow transfers made by a third party.

Termination of the Contract

   The Contract will remain in effect until the earlier of:

      (1) The date the Contract is surrendered in full,

      (2) The date annuity payments start,

      (3) The Contract Anniversary on which, after deduction for any Annual Contract Charge then due, no Fund Value in the subaccounts and the Guaranteed Interest Account remains in the Contract, and

      (4) The date the Death Benefit is payable under the Contract.

  Contract Anniversary -- An anniversary of the Effective Date of the Contract.

  Effective Date -- The date shown as the Effective Date of the Contract.

                                  SURRENDERS

   The Owner may elect to make a surrender of all or part of the Contract's value provided it is:

  .  On or before the annuity payments start, and

  .  During the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operations Center.

   The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less

      (1) any applicable Surrender Charge, and

      (2) any Outstanding Debt.

The Surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Fund Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any Surrender Charge will be in addition to the amount requested by the Owner. A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge) reduced Fund Value.

   A surrender will result in the cancellation of Units and the withdrawal of amounts credited to the Guaranteed Interest Account accumulation periods. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any Surrender Charge. For a partial surrender, the Company will cancel Units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account accumulation period (under the allocation specified by the Owner.) The Unit value will be calculated as of the

Business Day the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages. At least 5% of the partial surrender must be allocated to any subaccount designated by the Owner. The request will not be accepted if:

  . There is insufficient Fund Value in the Guaranteed Interest Account or a subaccount to provide for the requested allocation against it, or

  . The partial surrender will reduce the Fund Value in the Guaranteed Interest Account to less than $2,500.

  .  The request is incorrect.

Any surrender charge will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender.

   Any cash surrender amount will be paid in accordance with the requirements of state insurance departments and the Investment Company Act of 1940. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which

      (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

      (2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

      (3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

Any cash surrender involving payment from amounts credited to the Guaranteed Interest Account may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender or proof of death is received by the Company. The Owner may elect to have the amount of a surrender settled under one of the Settlement Options of the Contract. (See "Annuity Provisions".)

   Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

   The tax results of a cash surrender should be carefully considered. (See "Federal Tax Status".)

   Please note: If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block an Owner's account and thereby refuse to honor any request for transfers, partial surrenders, loans or death benefits until instructions are secured from the appropriate regulator.

                                     LOANS

   Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision. All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:

  .  The term of the loan must be 5 years or less.

  .  Repayments are required at least quarterly and must be substantially level.

  . The loan amount is limited to certain dollar amounts as specified by the IRS.

   The Owner (Plan Trustee) must certify that these conditions are satisfied.

   In any event, the maximum outstanding loan on a contract is 50% of the Fund Value of the subaccounts and/or the Guaranteed Interest Account. Loans are not permitted before the end of the Right to Return Period. In requesting a loan, the Contract Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loans from the Guaranteed Interest Account are not taken until Fund Value in the subaccounts is exhausted. If in order to provide the Contract Owner with the amount of the loan requested, Fund Values must be taken from the Guaranteed Interest Account, then the Contract Owner must specify the Accumulation Periods from which Fund Values equal to such amount will be taken. If the Contract Owner fails to specify subaccounts, the request for a loan will be returned to the Contract Owner. We will also not accept a loan request if it will reduce the Fund Value in the Guaranteed Interest Account to less than $2,500.

   Values are transferred to a loan account that earns interest at an annual rate of 3.5%. The annual loan interest rate charged will be 6%.

   Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts and/or the Guaranteed Interest Account using the most recent payment allocation on record.

                                 DEATH BENEFIT

Death Benefit Provided by the Contract

   The Company will pay a Death Benefit to the Beneficiary if:

  .  The Annuitant dies; and

  .  The death occurs before the annuity payments start.

If the death of the Annuitant occurs on or after the annuity payments start, no Death Benefit will be payable except as may be provided under the Settlement Option elected.

   The Death Benefit depends upon the benefit option package in effect on the date the Annuitant dies. You may not change benefit option packages once you select an option.


                      Option 1                                                Option 2
-------------------------------------------------------------------------------------------------------------
The greater of:                                        The greatest of:
-------------------------------------------------------------------------------------------------------------
(1) The Fund Value less any Outstanding Debt on the    (1) The Fund Value less any Outstanding Debt on the
date due proof of the Annuitant's death is received by date due proof of the Annuitant's death is received by
the Company.                                           the Company.
-------------------------------------------------------------------------------------------------------------
or                                                     or
(2) The Purchase Payments paid, reduced                (2) The Purchase Payments paid, reduced
proportionately by each partial surrender and any      proportionately by each partial surrender and any
Surrender Charges and less any Outstanding Debt.*      Surrender Charges and less any Outstanding Debt.*
-------------------------------------------------------------------------------------------------------------
                                                       or
                                                       (3) Step Up Value (see description below)
-------------------------------------------------------------------------------------------------------------

----------

* Subject to state approval, this calculation of the death benefit applies to Contracts purchased after May 1, 2003. In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any Surrender Charge divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. For Contracts purchased prior to May 1, 2003, the death benefit is the greater of: (1) The Fund Value less any Outstanding Debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and their Surrender Charges and less any Outstanding Debt.


  Step Up Value

   On the first Contract anniversary, the Step Up Value is equal to the Fund Value of the Contract. Thereafter, on each subsequent Contract anniversary prior to the Annuitant's 81st birthday, the step up value will be recalculated to equal the greater of:

      (a) the Fund Value on that Contract anniversary; or

      (b) the step up value most recently calculated


          . reduced proportionately** by any partial surrenders (including surrender charges) since the last recalculation anniversary,


          . plus any purchase payments made since the last recalculation anniversary.
----------

** In the calculations of Step Up Value, for each partial surrender, the proportionate reduction percentage is equal to the amount of that partial surrender divided by the Fund Value immediately before the partial surrender.

   On each Contract anniversary on or after the annuitant's 81st birthday, the Step Up Value shall be equal to the step up value on the anniversary preceding the annuitant's 81st birthday reduced proportionately by the same percentage that any partial surrenders (including surrender charges) reduced your Fund Value since that anniversary plus any Purchase Payments made since that anniversary.

   The Step Up Value payable on death will be the step up value on the Contract anniversary immediately preceding the death of the Annuitant (or Secondary Annuitant, if any)

    . reduced proportionately by the same percentage that any partial surrenders (including surrender charges) reduced your Fund Value since that anniversary,

    . plus any Purchase Payments made since that anniversary, and

    . less any Outstanding Debt.

   In no event will the Step Up Value payable on death exceed 200% of the total Purchase Payments made:

    . reduced proportionately for each partial surrender (including surrender charges) and

    . less any Outstanding Debt.

Election and Effective Date of Election

   The Owner may elect to have the Death Benefit of the Contract applied under one of four Settlement Options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

  .  During the lifetime of the Annuitant, and

  .  Before the annuity payments start.

If no election of a Settlement Option for the Death Benefit is in effect on the date when proceeds become payable, the Beneficiary may elect

      (1) to receive the Death Benefit in the form of a cash payment; or

      (2) to have the Death Benefit applied under one of the Settlement Options.

(See "Settlement Options".) If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a cash payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the Death Benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

   Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the Death Benefit.

Payment of Death Benefit

   If the Death Benefit is to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date

  .  the election becomes effective, or

  .  the election is considered to become effective, and

  .  due proof of death is received.

The Company may be permitted to postpone such payment under the 1940 Act. If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company.

                            CHARGES AND DEDUCTIONS

   The following table summarizes the charges and deductions under the Contract:


                                 Deductions from Purchase Payments
-------------------------------------------------------------------------------------------------------
Tax Charge                                     Range for State and local -- 0% to 3.5%/(1)/.
                                               Federal -- Currently 0%
                                               (Company reserves the right to charge in the future.)
-------------------------------------------------------------------------------------------------------

                              Daily Deductions from Variable Account A
-------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge                Option 1
Annual Rate deducted daily from net assets     Maximum daily rate -- 0.003836%
                                               Maximum annual rate -- 1.40%
                                               _____________________________________________________
                                               Option 2
                                               Maximum daily rate -- 0.005342%
                                               Maximum annual rate -- 1.95%
-------------------------------------------------------------------------------------------------------

                                     Deductions from Fund Value
-------------------------------------------------------------------------------------------------------
Annual Contract Charge                         Maximum Annual Contract Charge
Option 1 -- Current charge is $30.                Option 1 -- The maximum annual contract
                                               charge is $30.

Option 2 -- Current charge is $0.                 Option 2 -- The annual contract charge may
                                               be increased to a maximum of $30 on 30 days
                                               written notice.
-------------------------------------------------------------------------------------------------------
Transaction and Other Charges                  Maximum Transaction and Other Charges
Option 1 -- Current charge is $0.                 Option 1 -- The Company has reserved the
                                               right to impose a charge for each transfer after the
                                               first 12 transfers in a Contract Year which will not
                                               exceed $25.

Option 2 -- Current charge is $0.                 Option 2 -- The Company has reserved the
                                               right to impose a charge for each transfer after the
                                               first 12 transfers in a Contract Year which will not
                                               exceed $25.
-------------------------------------------------------------------------------------------------------
Surrender Charge                               See grading schedule and "Charges and
Grades from 7% to 0% of Fund Value surrendered Deductions -- Charges Against Fund Value" for
based on a schedule                            details of how it is computed.
-------------------------------------------------------------------------------------------------------

/(1)/   Company currently assumes responsibility; current charge to Owner 0%.

Deductions from Purchase Payments

   Deductions may be made from purchase payments for premium or similar taxes prior to allocation of any net purchase payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future payments. If the Company is going to make deductions for such tax from future purchase payments, it will give notice to each affected Owner.

Charges Against Fund Value

  Daily Deduction from MONY Variable Account A

   Mortality and Expense Risk Charge. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY Variable Account A. The charge varies based on the benefit option package selected.

   Option 1 -- For Option 1, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.20% from the value of the net assets of MONY Variable Account
A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40% from the value of the net assets of MONY Variable Account A. Of the 1.20% current mortality and expense risk charge, 0.90% is for assuming mortality risks, and 0.30% is for assuming expense risks. Of the 1.40% maximum mortality and expense risk charge, 0.95% is for assuming mortality risks, and 0.45% is for assuming expense risks. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003288% (guaranteed not to exceed 0.003836%) multiplied by the number of days since the last Business Day.




   Option 2 -- For Option 2, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.45% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY Variable Account
A. Of the 1.45% current mortality and expense risk charge, 1.00% is for assuming mortality risks, and 0.45% is for assuming expense risks. Of the 1.95% maximum mortality and expense risk charge, 1.30% is for assuming mortality risks, and 0.65% is for assuming expense risks. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003973% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.


   The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. In addition, the Company also assumes risk in connection with the Step-Up Value. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the expense charges provided in the Contracts.

   The Company does not expect to make a profit from the mortality and expense risk charge. However, if the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its general account. If the amount of the charge is inadequate, the Company will pay the difference out of its general account.

Deductions from Fund Value

   Annual Contract Charge. The Company has primary responsibility for the administration of the Contract and MONY Variable Account A. An annual Contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

   The Company intends to administer the Contract itself.

   The Annual Contract Charge depends upon the benefit option package selected.

                            Annual Contract Charge
             -------------------------------------------------------
                     Option 1                    Option 2
             -------------------------------------------------------
             Current charge is $30.      Current charge is $0.

             The maximum annual          The annual contract
             contract charge is $30.     charge may be increased
                                         to a maximum of $30.

   The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the contract anniversary, starting on the first contract anniversary.

   If applicable, the Annual Contract Charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start.

   The amount of the charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the administrative cost deductions.

   Transfer Charge. Contract value may be transferred among the subaccounts or to or from the Guaranteed Interest Account and one or more of the subaccounts (including transfers made by telephone, if permitted by the Company). The Company reserves the right to impose a transfer charge for each transfer instructed by the Owner in a Contract year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not be imposed on the first 12 transfers in any year and will not exceed $25. The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Fund Value held in the subaccount(s) or from the Guaranteed Interest Account from which the first transfer is made.

   Surrender Charge. A contingent deferred sales charge (called a "Surrender Charge") will be imposed when a full or partial surrender is requested or at the start of annuity benefits if it is during the first eight years of the contract.

   The Surrender Charge will never exceed 7% of total Fund Value. The Surrender Charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from Variable Account A to cover mortality and expense risks borne by the Company. (See "Mortality and Expense Risk Charge".)

   A Surrender Charge will be computed when a surrender is made and will be deducted from the Fund Value if:

      (1) All or a part of the Contract's Cash Value (See "Surrenders") is surrendered, or

      (2) The Cash Value is received at maturity when the annuity payments start.

   A Surrender Charge will not be imposed:

      (1) Against Fund Value surrendered after the eighth Contract Year.

      (2) To the extent necessary to permit the Owner to obtain an amount equal to the Free Partial Surrender Amount (See "Free Partial Surrender Amount".)

      (3) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement Options".)

      (4) Subject to approval within a state, if the Owner is confined in a Nursing Home and the following conditions are met:

          (a) At the time a request for a full or partial surrender is made, the Company receives proof the Owner is currently confined to a Nursing Home and has spent a period of 90 consecutive days in the Nursing Home;

          (b) the confinement must have been prescribed by a physician;

          (c) the 90-day period must have started after the Contract's first anniversary; and

          (d) the Annuitant is age 0-75 at the time the Contract is issued.

 Nursing Home -- A facility which

 (a)is licensed by or legally operated in a state as a skilled or intermediate care facility;

 (b)provides 24 hour per day nursing care under the supervision of a registered nurse to persons who do not require hospitalization but who do require care above the level of room and board with assistance;

 (c)is under the supervision of a physician; and

 (d)maintains a daily clinical record of each patient in conformance with a plan of care.

 A nursing home does not include a hospital or a facility licensed only to offer supervised or assisted room and board, rest care, care of the aged or treatment of alcoholism, drug addictions or mental or nervous disorders.

In no event will the aggregate Surrender Charge exceed 7% of the Fund Value. The amount deducted from the Fund Value to cover the Surrender Charge is not subject to the Surrender Charge.

   For a partial surrender, the Surrender Charge will be deducted from any remaining Fund Value, if sufficient. If the Fund Value is not sufficient, it will be deducted from the amount surrendered. Any Surrender Charge will be allocated against the Guaranteed Interest Account and each subaccount of Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender.

No Surrender Charge will be deducted from Death Benefits except as described in "Death Benefit".

   If an existing MONY Master variable annuity contract issued by MONY Life Insurance Company is exchanged for this Contract, a separate effective date will be assigned to the Contract by endorsement for purposes of determining the amount of any Surrender Charge. The effective date of this Contract with the endorsement will be the effective date of the existing MONY Master variable annuity contract. We anticipate allowing such exchanges by the end of the second quarter. Your agent can provide further details.

   Amount of Surrender Charge. The amount of the Surrender Charge is equal to a varying percentage of Fund Value during the first 8 Contract years. The Surrender Charge is determined by multiplying the Surrender Charge Percentage for the Contract Year by the amount of Fund Value requested as follows:

                      Surrender Charge Percentage Table
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# of Contract Anniversaries Since Effective Date   Surrender Charge Percentage
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                        0                                      7%
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                        1                                      7
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                        2                                      6
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                        3                                      6
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                        4                                      5
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                        5                                      4
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                        6                                      3
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                        7                                      2
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                   8 (or more)                                 0

   Free Partial Surrender Amount. The surrender charge may be reduced by using the Free Partial Surrender Amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

      (1) For Qualified Contracts, (other than Contracts issued for IRA and SEP-IRA), an amount up to the greater of:

          (a) $10,000 (but not more than the Contract's Fund Value), or

          (b) 10% of the Contract's Fund Value (at the beginning of the Contract year, except if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the surrender is requested)

    may be received in each Contract Year without a surrender charge.

      (2) For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA), an amount up to 10% of the Fund Value at the beginning of the Contract Year of the Contract may be received in each Contract Year without a surrender charge. The Fund Value is determined as follows:

          (a) If during the first Contract year, at the time the surrender is requested.

          (b) If during any Contract year after the first Contract year, at the beginning of such year.

   Each subaccount and/or the Guaranteed Interest Account will be charged its pro-rata share of the surrender charge. That means the charge against each account will be in the same proportion as the amount of the partial surrender allocated against that account bears to the total partial surrender.

   Contract Fund Value here means the Fund Value at the beginning of the contract year in the subaccounts and the Guaranteed Interest Account (not the Loan Account).

   Free partial surrenders may only be made to the extent Fund Value in the subaccounts and/or the Guaranteed Interest Account is available. For example, the Fund Value in the Variable Account could decrease (due to unfavorable investment experience) after part of the 10% was withdrawn. In that case it is possible that there may not be enough Fund Value to provide the remaining part of the 10% free partial surrender amount.

  Taxes

   Currently, no charge will be made against MONY Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY Variable Account A may also be made. (See "Federal Tax Status".) In addition, there is currently no tax on annuity purchase payments in New York. We will notify you of the amount of any tax and if such a tax becomes applicable to your Contract. We may waive any deduction of taxes on purchase payments. But, if we do, we can stop waiving them on future payments if we give you at least 30 days written notice.

  Investment Advisory and Other Fees

   Because MONY Variable Account A purchases shares of the Funds, the net assets of MONY Variable Account A will reflect the investment adviser fee and other expenses incurred by the Funds. See "Table of Fees" for a table which shows the fees and expenses and "The Funds" for a table setting forth the investment adviser fees.

   We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and cost of Contract benefits through the fees and charges imposed under the Contracts. See "Distribution of the Contracts" for more information.

                              ANNUITY PROVISIONS

Annuity Payments

   Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. The date chosen for the start of annuity payments may be

      (1) no earlier than the Contract Anniversary after the Annuitant's 10th birthday, and

      (2) no later than the Contract Anniversary after the Annuitant's 90th birthday.

   The minimum number of years from the Effective Date to the start of annuity payments is 10. While the Annuitant is living, the date when annuity payments start may be:

      (1) Advanced to a date that is not earlier than the 13th Contract month after the Contract Effective Date.

      (2) Deferred from time to time by the Owner by written notice to the Company.

   The date when annuity payments start will be advanced or deferred if:

      (1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

      (2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 90th birthday.

   The change will be effective as of the date we receive your written request at our Operations Center. You do not need to return the Contract for us to make the change unless we ask for it.

   A particular retirement plan may contain other restrictions. For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.

   When annuity payments start, unless Settlement Option 3 or 3A is elected, the greater of (a) the Contract's Cash Value or (b) 95% of the Fund Value (less any debt if a contract is issued under a 401(k) Plan), less any state taxes which may be imposed upon annuitization, will be applied to provide an annuity or any other option previously chosen by the owner and permitted by the Company. If Settlement Option 3 or 3A is elected, the Contract's Fund Value (less any state taxes imposed upon annuitization) and less any debt (if a Contract is issued under a 401(k) Plan) will be applied to provide an annuity.

   A supplementary contract will be issued. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments start. No surrender will be permitted except as may be available under the Settlement Option elected.

Election and Change of Settlement Option

   Instead of being paid in a single sum, you may elect to receive any death or surrender proceeds from the Contract in the form of a Settlement Option. During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect:

      .  One or more of the Settlement Options described below, or

      .  Another settlement option as may be agreed to by the Company.

The Owner may also change any election while the Annuitant is living if written notice of the change is received by the Company at its Operations Center prior to the start of annuity payments. If no election is in effect when annuity payments start, a lump sum payment will be considered to have been elected.

   Settlement Options may also be elected by the Owner or the Beneficiary as provided in the Death Benefit and Surrender sections of this Prospectus. (See "Death Benefit" and "Surrenders".)

   Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.

Settlement Options

   Proceeds settled under the Settlement Options listed below or otherwise currently available will not participate in the investment experience of the Variable Account.

   Settlement Option 1 -- Interest Income: The Company holds the proceeds and credits interest earned on the proceeds at a rate (not less than 2.75% per year) set by the Company each year. This Option will continue until the earlier of the date the payee dies or the date you elect another Settlement Option.

   Settlement Option 2 -- Income for Specified Period: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

   Settlement Option 3 -- Single Life Income: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

   Settlement Option 3A -- Joint Life Income: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income depending on the election made at the time of settlement. If the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

   Settlement Option 4 -- Income of Specified Amount: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75 % per year.

   The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

   The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.5 percent interest.

   Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

   In Qualified Plans, settlement options available to Owners may be restricted by the terms of the plans.

Frequency of Annuity Payments

   At the time the Settlement Option is chosen, the payee may request that it be paid:

  .  Quarterly

  .  Semiannually

  .  Annually

If the payee does not request a particular installment payment, the payments will be made in monthly installments. However, if the net amount available to apply under any Settlement Option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.

Additional Provisions

   The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the Settlement Option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

   The Contract must be returned to the Company upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

   Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.

   The Contracts described in this Prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

   Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

                               OTHER PROVISIONS

Ownership

   The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person designated in the application, unless:

      (1) A change in Owner is requested, or

      (2) A Successor Owner becomes the Owner.

   The Owner may name a Successor Owner or a new Owner at any time. If the Owner dies, the Successor Owner, if living, becomes the Owner. Any request for change must be:

      (1) Made in writing; and

      (2) Received at the Company.

The change will become effective on the date the written request is signed. A new choice of Owner or Successor Owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax advisor prior to changing Owners.

  Successor Owner -- The living person who, at the death of the Owner, becomes the new Owner.

Provision Required by Section 72(s) of the Code

   The interest under a Non-Qualified Plan must be distributed within five years after the Owner's death if:

  .  The Owner dies before the start of annuity payments, and

  . The Owner's spouse is not the Successor Owner as of the date of the Owner's death.

  .  Satisfactory proof of death must be provided to the Company.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

   The surrender proceeds may be paid over the life of the Successor Owner if:

  .  The Successor Owner is the Beneficiary, and

  .  The Successor Owner chooses that option.

   Payments must begin no later than one year after the date of death. If the Successor Owner is a surviving spouse, then the surviving spouse will be treated as the new Owner of the Contract. Under such circumstances, it is not necessary to surrender the Contract.

   If the Owner dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's death.

Provision Required by Section 401(a)(9) of the Code

   The entire interest of a Qualified Plan participant under the Contract generally will be distributed to the Owner or his/her Designated Beneficiary. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70 1/2. The interest is distributed:

  .  over the life of such Participant, or

  .  the lives of such Participant and Designated Beneficiary.

   If (i) distributions have begun and (ii) the Participant dies before the Owner's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as rapid as that used as of the date of the Participant's death. The Contract will be surrendered as of the Participant's death if:

      (1) The Participant dies before the start of such distributions, and

      (2) There is no designated Beneficiary.

The surrender proceeds generally must be distributed within 5 years after the date of death. But the surrender proceeds may be paid over the life of any Designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the Participant's death. If the Designated Beneficiary is the surviving spouse of the Participant, distributions will begin not earlier than the date on which the Participant would have attained age 70 1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan.

   It is the Owner's responsibility to assure that distribution rules imposed by the Code will be met. Qualified Plan Contracts include those qualifying for special treatment under Sections 401, 403, 408 and 408A of the Code.

Secondary Annuitant

   Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made once before annuitization, either

      (1) in the application for the Contract, or

      (2) after the Contract is issued, by written notice to the Company at its Operations Center.

   The Secondary Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

  .  any payment made by the Company, or

  . action taken by the Company before receipt of the notice at the Company's Operations Center. The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant's 95th birthday.

   On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

      (1) the death of the Annuitant must have occurred before the Annuity Commencement Date;

      (2) the Secondary Annuitant is living on the date of the Annuitant's death;

      (3) if the Annuitant was the Owner on the date of death, the Successor Owner must have been the Annuitant's spouse; and

      (4) if the date annuity payments start is later than the Contract Anniversary nearest the Secondary Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

   Effect of Secondary Annuitant's Becoming the Annuitant. If the Secondary Annuitant becomes the Annuitant, the Death Benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the Successor Beneficiary on the date of death. If there was no Successor Beneficiary, then the Secondary Annuitant's executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.

Assignment

   The Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Administrative Office. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

   If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

   Because an assignment may be a taxable event, an Owner should consult a competent tax advisor before assigning the Contract.

Change of Beneficiary

   So long as the Annuitant is living, the Beneficiary or Successor Beneficiary may be changed. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed. The Company will not, however, be liable for any payment made or action taken before receipt and acknowledgement of the request at its Operations Center.

Substitution of Securities

   The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if:

      (1) the shares of any portfolio of the Funds is no longer available for investment by MONY Variable Account A or,

      (2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.

The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts. We will notify you before we substitute securities in any subaccount, and, to the extent required by law, we will obtain prior approval from the Securities and Exchange Commission and the Arizona Insurance Department. We also will obtain any other required approvals.

Modification of the Contract

   Upon notice to the Owner, the Contract may be modified by the Company, but only if such modification

      (1) is necessary to make the Contract or MONY Variable Account A comply with any law or regulation issued by a governmental agency to which the Company is subject or

      (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts or

      (3) is necessary to reflect a change in the operation of MONY Variable Account A or the subaccounts or the Guaranteed Interest Account or

      (4) provides additional Settlement Options or fixed accumulation options. In the event of any modification, the Company may make appropriate endorsement in the Contract to reflect such modification.

Change in Operation of MONY Variable Account A

   MONY Variable Account A may be operated as a management company under the 1940 Act or it may be deregistered under the 1940 Act in the event the registration is no longer required

  .  at the Company's election, and

  . subject to any necessary vote by persons having the right to give voting instructions for shares of the Funds held by the subaccounts.

Deregistration of MONY Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY Variable Account A under this provision, the Company may:

  .  make appropriate endorsement to the Contract to reflect the change, and

  . take such other action as may be necessary and appropriate to effect the change.

                                 VOTING RIGHTS

   All of the assets held in the subaccounts of MONY Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares.

To the extent required by law, the Company will vote the shares of each of the Funds held in MONY Variable Account A (whether or not attributable to Owners). The Company will vote at shareholder meetings of each of the Funds according to the instructions received from Owners. The Company will furnish Owners with the proper forms to enable them to give it these instructions. The Company will vote shares for which instructions have not been received in the same proportion as those for which the Company has received instructions.

   The Company may, if required by state insurance officials, disregard voting instructions if those instructions would require shares to be voted to

  . Cause a change in the subclassification or investment objectives or policies of one or more of the portfolios of either or both of the Funds.

  . Approve or disapprove an investment adviser or principal underwriter for either or both of the Funds.

   In addition, the Company itself may disregard voting instructions that would require the above changes if the Company reasonably disapproves those changes in accordance with applicable federal regulations. If the Company does disregard voting instructions, it will advise Owners of that action and its reasons for the action in the next semiannual report to Owners.


                         DISTRIBUTION OF THE CONTRACTS

   MONY Securities Corporation ("MSC"), a New York corporation organized on September 26, 1969 which is a wholly-owned subsidiary of the Company, will act as the principal underwriter of the Contracts, pursuant to an underwriting agreement with the Company. MSC's principal business address is 1740 Broadway, New York, New York 10019. MSC is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Contracts are sold by individuals who are registered representatives of MSC and who are licensed as life insurance agents for the Company. The Contracts may also be sold through other broker-dealers authorized by MSC and applicable law to do so. After issue of the Contracts, registered representatives will earn a commission. Commissions are based on a percentage of purchase payments paid and total assets in the Contract. The maximum commission paid on first year purchase payments is 2.5% for the first $25,000 and 5% of all purchase payments in excess of $25,000. Commissions after the first Contract Year are 2.5% of purchase payments regardless of the amount of the purchase payment. A trail commission of 25 basis points will be paid on Fund Value in the Contract beginning in the second Contract year. For Contracts issued ages 75 and up, all commission and trail rates will be halved. Registered representatives may also receive other benefits based on the amount of earned commissions. Because registered representatives are also insurance agents of the Company, they are eligible for various cash benefits, such as bonuses, insurance benefits, and financing arrangements, and non-cash compensation programs that the Company offers such as conferences, trips, prizes and awards. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotion literature and similar services. The Company intends to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contractowners or MONY Variable Account A. Additional compensation may be paid for persistency, sales quality, and contract size and for other services not directly related to the sale of the Contract. Such services include the training of personnel and the production of promotional material.

   We offer the Contracts on a continuing basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

   More information about MSC and its registered representatives is available at http://www.nasdr.com or by calling 1(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

   MSC will receive 12b-1 fees from certain of the Funds as compensation for providing certain distribution and shareholder support services.

   MSC may enter into selling agreements with other broker dealers that are members of the NASD and whose representatives are authorized by applicable law to sell variable annuity contracts. Commissions paid to these broker dealers for their representatives will not exceed the commissions described above. The selling agreement does not restrict these broker dealers from retaining a portion of commissions.

   We intend to recapture commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments are not charged directly to the Contractowners or the Variable Account.

   MSC receives fees for the sale of Contracts. In 1999, 2000, and 2001, MSC received, in aggregate, fees of $15,942,780, $6,463,891 and $6,703,612, respectively.

   MSC also acts as principal underwriter for other variable products and distributes non-proprietary variable products and mutual funds.

                              FEDERAL TAX STATUS

Introduction

   The Contracts described in this prospectus are designed for use by retirement plans that may or may not qualify for favorable tax treatment under the provisions of Sections 401, 403 (other than 403(b)), 408(b), 408, 408A and 457 of the Code. The ultimate effect of federal income taxes on

  .  the value of the Contract's Fund Value,

  .  annuity payments, and

  . economic benefit to the Owner, Annuitant, and the Beneficiary may depend upon

  .  the type of retirement plan for which the Contract is purchased, and

  .  the tax and employment status of the individual concerned.

   The following discussion of the treatment of Contracts and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. Any person considering the purchase of a Contract should consult a qualified tax adviser. A more detailed description of the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. The Company does not make any guarantee regarding any tax status, federal, state, or local, of any Contract or any transaction involving the Contracts.

Tax Treatment of the Company

   Under existing federal income tax laws, the income of MONY Variable Account A, to the extent that it is applied to increase reserves under the Contracts, is substantially nontaxable to the Company.

Taxation of Annuities in General

   The Contracts offered by this prospectus are designed for use in connection with Qualified Plans and Non-Qualified Plans. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contracts. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified Plans if the Owner is other than a natural person unless the contract is held as an agent for a natural person. Annuity payments made as retirement distributions under a Contract are generally taxable to the annuitant as ordinary income except to the extent of

  .  Participant after-tax contributions (in the case of Qualified Plans), or

  .  Owner contributions (in the case of Non-Qualified Plans).

Owners, Annuitants, and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, and payments under the retirement plans in connection with which the Contracts are purchased.

   The Company will withhold and remit to the United States Government and, where applicable to state and local governments part of the taxable portion of each distribution made under a Contract unless the Owner or Annuitant

  .  provides his or her taxpayer identification number to the Company, and

  .  notifies the Company that he or she chooses not to have amounts withheld.

   The Technical and Miscellaneous Revenue Act of 1988 ("TAMRA") has requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include those attributed to the transferor as a result of a gratuitous transfer. When computing the distributions for any 12 month period, distributions from all annuity contracts issued by the same company to the Owner (other than those issued to qualified retirement plans) will be treated as distributed from one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules is expected to affect tax-benefited plans.

   Effective January 1, 1993, distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

      1. Part of a series of substantially equal periodic payments (at least annually) for

       .  the participant's life or life expectancy,

       . the joint lives or life expectancies of the participant and his/her beneficiary,

       .  or a period certain of not less than 10 years, or

      2. Required by the Code upon the participant's attainment of age 701/2 or death; or

      3. Qualifying hardship distributors.

   Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly transferred by the old plan to another eligible qualified plan, including an IRA. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and penalty tax.

   Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.

Retirement Plans

   The Contracts described in this Prospectus currently are designed for use with the following types of retirement plans:

      (1) Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

      (2) Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to Section 408(k);

      (3) Roth IRAs permitted by Section 408A of the Code;

      (4) Deferred compensation plans provided by certain governmental entities under Section 457; and

      (5) Non-Qualified Plans.

   The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of Contracts with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contracts. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.

                               PERFORMANCE DATA

   We may advertise the performance of the MONY Variable Account A subaccounts. We will also report performance to contract owners and may make performance information available to prospective purchasers. This information will be presented in compliance with applicable law.

   Performance information contained in these advertisements is based upon historical earnings and is not indicative of future performance. The data for each subaccount reflects the investment results of the designated portfolio of the Fund and recurring charges and deductions borne by or imposed on the portfolio and the subaccount. Set forth below for each subaccount is the manner in which the data contained in such advertisements will be calculated.

   Money Market Subaccount. The performance data for this subaccount will reflect the "yield" and "effective yield". The "yield" of the subaccount refers to the income generated by an investment in the Subaccount over the seven day period stated in the advertisement. This income is "annualized", that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52 week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

   Bond Subaccounts other than the Money Market Subaccount. The performance data for these subaccounts will reflect the "yield" and "total return". The "yield" of each of these subaccounts refers to the income generated by an investment in that subaccount over the 30 day period stated in the advertisement and is the result of dividing that income by the value of the subaccount. The value of each subaccount is the average daily number of Units outstanding multiplied by the Unit Value on the last day of the period. The "yield" reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the Surrender Charge. "Total return" for each of these subaccounts refers to the return an Owner would receive during the period indicated if a $1,000 Purchase Payment was made the indicated number of years ago. It reflects historical investment results less charges and deductions of both the Funds and MONY Variable Account A, including any Surrender Charge imposed as a result of the full Surrender, with the distribution being made in cash rather than in the form of one of the settlement options, at the close of the period for which the "total return" data is given. Total return data may also be shown assuming that the Contract continues in force (i.e., was not surrendered) beyond the close of the periods indicated, in which case that data would reflect all charges and deductions of both the Funds and the Variable Account other than the Surrender Charge. Returns for periods exceeding one year reflect the average annual total return for such period. In addition to the total return data described above based upon a $1,000 investment, comparable data may also be shown for an investment equal to the amount of the average purchase payment made by a purchaser of a Contract during the prior year. You should know that during extended periods of low interest rates, the yields of the money market subaccount may also be extremely low and possibly negative.

   Non-Standardized Performance Data. From time to time, average annual total return or other performance data may also be advertised in non-standardized formats. Non-standard performance data will be accompanied by standard performance data, and the period covered or other non-standard features will be disclosed. A non-standardized format may be used where we add new subaccounts which purchase shares of funds in existence prior to the formation of such subaccounts. In such cases we will use historical performance of the underlying fund with the current expenses of the applicable subaccount under the Contract.

   Performance information for MONY Variable Account A may be compared in advertisements, sales literature, and reports to contract owners to various indices, including, without limitation, the Standard & Poor's 500 Indices and the Lehman Brothers, Shearson, CDA/Wiesenberger, Russell, Merrill Lynch, and Wilshire indices, and to various ranking services, including, without limitation, the Lipper Annuity and Closed End Survey compiled by Lipper Analytical Services and the VARDS report compiled by Variable Annuity Research and Data Service and to the Consumer Price Index (a measure for inflation) in order to provide the reader a basis for comparison of performance. Reports and promotional literature may also contain the Company's rating or a rating of the Company's claims paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

                            ADDITIONAL INFORMATION

   This Prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission or by accessing the SEC's website at http://www.sec.gov.

   For further information with respect to the Company and the Contracts offered by this Prospectus, including the Statement of Additional Information (which includes financial statements relating to the Company), Owners and prospective investors may also contact the Company at its address or phone number set forth on the cover of this Prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.

                               LEGAL PROCEEDINGS

   The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or MONY Variable Account A.

                             FINANCIAL STATEMENTS

   The audited financial statements of each of the subaccounts of MONYMaster, ValueMaster, MONY Custom Master, policies of MONY Variable Account A, the combined financial statements of MONY Variable Account A and the Company are set forth herein.

   These financial statements have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

                               TABLE OF CONTENTS

                                      OF

                      STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2003


       Item                                                         Page
       ----                                                         ----
       MONY Life Insurance Company.................................  (1)
       Legal Opinion...............................................  (1)
       Independent Accountants.....................................  (1)
       Federal Tax Status..........................................  (2)
       Performance Data............................................  (5)
       Financial Statements........................................  F-1

   If you would like to receive a copy of the MONY Variable Account A Statement of Additional Information, please return this request to:

MONY Life Insurance Company
Mail Drop 8-28
1740 Broadway
New York, New York 10019

Your name ______________________________________________________________________

Address ________________________________________________________________________

City ______________________________   State _____  Zip _________________________

   Please send me a copy of the MONY Variable Account A Statement of Additional Information.

Policy C5-98-2

Form No. 14539 SL 5/03

                             MONY VARIABLE ANNUITY

                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED May 1, 2003


                          INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACT

                                   issued by

                            MONY VARIABLE ACCOUNT A

                                      and

                          MONY LIFE INSURANCE COMPANY


   This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2003 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company ("Company"). The prospectus is available, at no charge, by writing the Company at 1740 Broadway, New York, New York, 10019, Mail Drop 8-28 or by calling 1-800-487-6669, or by accessing the SEC's website at http://www.sec.gov.


                               TABLE OF CONTENTS

Item                                                                        Page
----                                                                        ----
MONY Life Insurance Company................................................  (1)
Legal Opinion..............................................................  (1)
Independent Accountants....................................................  (1)
Federal Tax Status.........................................................  (2)
Performance Data...........................................................  (5)
Financial Statements....................................................... F-1


Form No. 14539 SL 5/03                                                 333-72714

                          MONY LIFE INSURANCE COMPANY

   MONY Life Insurance Company ("Company") is a stock life insurance company. It was organized under the laws of the state of New York in 1842 as a mutual life insurance company under the name The Mutual Life Insurance Company of New York. The principal offices of the Company are at 1740 Broadway, New York, New York 10019. MONY converted from a mutual life insurance company in 1998 in a process known as demutualization. The Company had consolidated assets at the end of 2001 of approximately $26.0 billion. The Company is licensed to sell insurance and annuities in all states of the United States, the District of Columbia, Puerto Rico, the Virgin Islands and all Provinces of Canada.

   On September 26, 2001, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was A (Excellent) based upon an analysis of financial condition and operating performance. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts.

More About the Company

   The Company is one of America's oldest and most respected financial institutions. It is geared to meet the needs of today's consumers and business owners with an array of insurance products.

   For over 150 years, this firm, founded as The Mutual Life Insurance Company of New York, has had the distinction of being not only one of the oldest insurance companies in America -- but also the first American mutual life insurance company to issue life insurance to the general public. Other important innovations include the fact that MONY was the first insurance company to:

   . offer a variable annuity with a choice of equity or fixed investments

   . insure a woman

   . insure a member of the armed forces

   The Company's mission is to provide excellence and quality in products and services through its network of highly trained insurance professionals that include:

   . Whole Life Insurance

   . Universal Life insurance

   . Qualified Retirement Plans

   Through the Company's subsidiary, MONY Securities Corporation, a wide variety of investment products are also available which include:

   . Mutual Funds and Investment Services

                                 LEGAL OPINION

   Legal matters relating to federal securities laws applicable to the issue and sale of the Contract and all matters of New York law pertaining to the Contract, including the validity of the Contract and the Company's right to issue the Contract, have been passed upon by Arthur D. Woods, Esq., Vice President -- Variable Products and Broker-Dealer Operations Counsel, of the Company.

                            INDEPENDENT ACCOUNTANTS

   The audited financial statements for each of the subaccounts of MONYMaster, ValueMaster, MONY Custom Master, policies of MONY Variable Account A, the combined financial statements of MONY Variable Account A and the Company included in this Prospectus and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York, 10036.

                                      (1)

                              FEDERAL TAX STATUS

Introduction

   The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Contractholder, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

Taxation of Annuities in General

   Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Contractholders, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender, a death benefit, an assignment or gift of the Contract, or as annuity payments.

Surrenders, Death Benefits, Assignments and Gifts

   A Contractholder who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of non-deductible employer contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income subject to special elective 5-year (and, for certain eligible persons, 10-year) income averaging in the case of Qualified Contracts. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Contractholder's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity Payments" below.)

   Partial surrenders received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Surrender Value exceeds Purchase Payments, less prior nontaxable distributions, and the balance is treated as a nontaxable return of principal to the Contractholder. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and nontaxable return of investment.

   There are special rules for Qualified Plans or contracts involving 85 percent or more employee contributions. Since the cost basis of Qualified Contracts is generally zero, however, partial surrender amounts will generally be fully taxed as ordinary income.

   A Contractholder who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. A Contractholder who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse is treated for income tax purposes as if he or she had fully surrendered the Contract.

Annuity Payments

   The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for

                                      (2)
the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the Annuitant's last taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.

Penalty Tax

   Payments received by Contractholders, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 59 1/2; (b) in a series of substantially equal payments made for life or life expectancy following separation from service;
(c) after the death of the Contractholder (or, where the Contractholder is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled; (e) upon early retirement under the plan after the taxpayer's attainment of age 55; or (f) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts received as an immediate annuity.

Income Tax Withholding

   The Company is required to withhold federal, and, where applicable, state, income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

   Effective January 1, 1993, distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

      1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years; or

      2. Required by the Code upon the participant's attainment of age 70 1/2 or death.

   Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly transferred by the old plan to another eligible qualified plan, including an IRA. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and excise tax penalties.

Diversification Standards

   The United States Secretary of the Treasury has the authority to set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Secretary of the Treasury has issued certain regulations. Further regulations may be issued. The Funds are designed to be managed to meet the diversification requirements for the Contract as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract.

   The Secretary of the Treasury has announced that he expects to issue regulations or Revenue Rulings that will prescribe the circumstances in which a Contractholder's control of the investments of a segregated asset account may cause the Contractholder, rather than the insurance company, to be treated as the owner of the assets of the account. The regulations or Revenue Rulings could impose requirements that are not reflected in the Contract. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or Revenue Rulings. Since the regulations or Revenue Rulings have not been

                                      (3)
issued, there can be no assurance as to the content of such regulations or Revenue Rulings or even whether application of the regulations or Revenue Rulings will be prospective. For these reasons, Contractholders are urged to consult with their own tax advisers.

Qualified Plans

   The Contract is designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Moreover, many of these tax rules were changed by the Tax Reform Act of 1986. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contractholders, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.

Tax-Sheltered Annuities

   Section 403(b) of the Code permits public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security (FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).

H.R. 10 Plans

   The Self-Employed Individuals Tax Retirement Act of 1962, as amended, which is commonly referred to as "H.R. 10," permits self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. In addition, such plans are limited by law to maximum permissible contributions, distribution dates, and tax rates applicable to distributions. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.

Individual Retirement Accounts and Annuities

   Section 408 of the Code permits eligible individuals to contribute to individual retirement programs known as "Individual Retirement Accounts" and "Individual Retirement Annuities." These Individual Retirement Accounts and Annuities are subject to limitations on the amounts which may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into an Individual Retirement Account or Annuity.

Corporate Pension and Profit-Sharing Plans

   Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.

Certain Governmental Entities

   Section 457 of the Code permits certain governmental entities to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.

                                      (4)

                               PERFORMANCE DATA

Money Market Subaccount

   For the seven-day period ended December 31, 2001, the yield was as follows:

                                                      Option 1 Option 2
                                                      -------- --------
7-day yield..........................................  0.24%    0.24%
7-day effective yield................................  0.24%    0.24%

   The yield for the Money Market subaccount was calculated by dividing the result of subtracting the value of one Unit at the end of the seven day period ("Seventh Day Value") from the value of one Unit at the beginning of the seven day period ("First Day Value") by the First Day Value (the resulting quotient being the "Base Period Return") and multiplying the Base Period Return by 365 divided by 7 to obtain the annualized yield.

   The effective yield was calculated by compounding the Base Period Return calculated in accordance with the preceding paragraph, adding 1 to the Base Period Return, raising that sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

   As the Money Market Subaccount invests only in shares of the Money Market Portfolio of the MONY Series Fund, Inc. ("MONY Series Fund"), the First Day Value reflects the per share net asset value of the Money Market Portfolio (which will normally be $1.00) and the number of shares of the Money Market Portfolio of the MONY Series Fund held in the Money Market Subaccount. The Seventh Day Value reflects increases or decreases in the number of shares of the Money Market Portfolio of the MONY Series Fund held in the Money Market Subaccount due to the declaration of dividends (in the form of shares and including dividends (in the form of shares) on shares received as dividends) of the net investment income and the daily charges and deductions from the Subaccount for mortality and expense risks and a deduction for the Annual Contract Charge imposed on each Contract Anniversary which has been pro-rated to reflect the shortened 7-day period and allocated to the Money Market Subaccount in the proportion that the total value of the Money Market Subaccount bore to the total value of the Variable Account at the end of the period indicated. Net investment income reflects earnings on investments less expenses of the Fund including the Investment Advisory Fee (which for calculating the yield and effective yield quoted above is assumed to be .40 percent, the fee which would be charged based upon the amount of assets under management on the last day of the period for which the quoted yield is stated). Not reflected in either the yield or effective yield are surrender charges, which will not exceed 7% of total Purchase Payments made to the Contract.

Subaccounts Other Than Money Market Subaccount

   For the Long Term Bond and Government Securities Portfolios, net investment income is the net of interest earned on the obligation held by the Portfolio and expenses accrued for the period. Interest earned on the obligation is determined by (i) computing the yield to maturity based on the market value of each obligation held in the corresponding Portfolio at the close of business on the thirtieth day of the period (or as to obligations purchased during that 30-day period, based on the purchase price plus accrued interest); (ii) dividing the yield to maturity for each obligation by 360; (iii) multiplying that quotient by the market value of each obligation (including actual accrued interest) for each day of the subsequent 30-day month that the obligation is in the Portfolio; and (iv) totaling the interest on each obligation. Discount or premium amortization is recomputed at the beginning of each 30-day period and with respect to discount and premium on mortgage or other asset-backed obligations subject to monthly payment of principal and interest, discount and premium is amortized on the remaining security, based on the cost of the security, to the weighted average maturity date, if available, or to the remaining term of the security, if the weighted average maturity date is not available. Gain or loss attributable to actual monthly paydowns is reflected as an increase or decrease in interest income during that period.

30-Day Yield:

   The yield for the Long Term Bond and Government Securities Subaccounts is shown for the 30-day periods indicated in the following table.

                                      (5)

                            MONY VARIABLE ACCOUNT A
                            YIELD FOR 30-DAY PERIOD

          Yield for 30 Days Ended December 31, 2001 Option 1 Option 2
          ----------------------------------------- -------- --------
          Long Term Bond...........................   4.20%    3.80%
          Government Securities....................   1.92%    1.52%

The 30-day yield is not indicative of future results.

   The yield shown in the table above is computed by subtracting from the net investment income of the corresponding Portfolio of the respective Fund charges and expenses imposed by the Variable Account and dividing the result by the value of the Subaccount. For the Government Securities and Long Term Bond Portfolios, net investment income is the net of interest earned on the obligation held by the Portfolio and expenses accrued for the period. Interest earned on the obligation is determined by (i) computing the yield to maturity based on the market value of each obligation held in the corresponding Portfolio at the close of business on the thirtieth day of the period (or as to obligations purchased during that 30-day period, based on the purchase price plus accrued interest); (ii) dividing the yield to maturity for each obligation by 360; (iii) multiplying that quotient by the market value of each obligation (including actual accrued interest) for each day of the subsequent 30-day month that the obligation is in the Portfolio; and (iv) totaling the interest on each obligation. Discount or premium amortization is recomputed at the beginning of each 30-day period and with respect to discount and premium on mortgage or other asset-backed obligations subject to monthly payment of principal and interest, discount and premium is amortized on the remaining security, based on the cost of the security, to the weighted average maturity date, if available, or to the remaining term of the security, if the weighted average maturity date is not available. Gain or loss attributable to actual monthly paydowns is reflected as an increase or decrease in interest income during that period.

Total Return:


   The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming full surrender of the Contract for cash at the end of the period, for the periods indicated, is shown in the tables below for Options 1 and 2. (Options 1 and 2 refer to the two benefit option packages available under the Contract. See "Benefit Option Packages" in the prospectus.) These tables do not reflect the impact of the tax laws, if any, on total return as a result of the surrender.


   Although MONY Variable Account A commenced operations in February 1991, the total returns shown reflect those operations as well as the historical results for MONY Legacy Variable Account A. MONY Legacy Variable Account A commenced operations on December 30, 1987 and the assets, reserves, and other liabilities thereof became the assets, reserves, and other liabilities of the MONY Variable Account A on February 28, 1991, the effective date of the merger of MONY Legacy Life Insurance Company into the Company. Total return for the period since inception reflects the average annual total return since the inception (commencement of operations) of each of the Subaccounts, which is August 1988 for the Enterprise Managed Subaccount, September 1988 for the Enterprise Small Company Value Subaccount, February 1988 for the MONY Series Fund Long Term Bond Subaccount, December 1994 for the MONY Series Fund Government Securities, and December 1998 for the Enterprise Equity Income, Enterprise Growth and Income, Enterprise Growth, and Enterprise Small Company Growth Subaccounts. The inception date for the Enterprise Multi-Cap Growth, is July 1999. The inception date for the Alger American Balanced, Alger American MidCap Growth, Enterprise Global Socially Responsive, Enterprise Total Return, INVESCO VIF--Financial Services, INVESCO VIF--Health Sciences, INVESCO VIF--Telecommunications, Janus Aspen Series Capital Appreciation, Janus Aspen Series Flexible Income, Janus Aspen Series International Growth, Lord Abbett Bond-Debenture, Lord Abbett Growth and Income, Lord Abbett Mid-Cap Value, MFS Mid Cap Growth, MFS New Discovery, MFS Total Return, MFS Utilities, PBHG Mid-Cap Value, PBHG Select Value, PIMCO Global Bond, PIMCO Real Return Bond, PIMCO StocksPLUS Growth and Income, Morgan Stanley Universal Institutional Emerging Markets Equity, Morgan Stanley Universal Institutional Global Value Equity, and Morgan Stanley Universal Institutional U.S. Real Estate subaccounts is January 2002. Total return is adjusted to reflect the charges and expenses imposed by the Contract. Total return is not indicative of future performance.

                                      (6)

                            MONY VARIABLE ACCOUNT A

                                 TOTAL RETURN

                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)
                                   OPTION 1

                                                                           For the
                                                                         Period Since
                                 For the       For the       For the      Inception
                               1 Year Ended 5 Years Ended 10 Years Ended   Through
                               December 31, December 31,   December 31,  December 31,
Subaccount                         2001         2001           2001          2001
----------                     ------------ ------------- -------------- ------------
Alger American Balanced.......       N/A          N/A           N/A           N/A
Alger American MidCap Growth..       N/A          N/A           N/A           N/A
Enterprise Small Company
  Growth......................    -11.70%         N/A           N/A         15.35%
Enterprise Small Company Value     -3.07%       14.14%        12.96%        13.11%
Enterprise Equity Income......    -18.07%         N/A           N/A         -2.21%
Enterprise Global Socially
  Responsive..................       N/A          N/A           N/A           N/A
Enterprise Growth.............    -19.76%         N/A           N/A          1.09%
Enterprise Growth & Income....    -19.11%         N/A           N/A          0.12%
Enterprise Managed............    -18.43%        3.57%        11.00%        13.23%
Enterprise Multi-Cap Growth...    -23.76%         N/A           N/A         20.27%
Enterprise Total Return.......       N/A          N/A           N/A           N/A
INVESCO VIF--Financial
  Services....................       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences..       N/A          N/A           N/A           N/A
INVESCO
  VIF--Telecommunications.....       N/A          N/A           N/A           N/A
Janus Aspen Series Capital
  Appreciation................       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible
  Income......................       N/A          N/A           N/A           N/A
Janus Aspen Series
  International Growth........       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture....       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income.       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value.....       N/A          N/A           N/A           N/A
MFS Mid Cap Growth............       N/A          N/A           N/A           N/A
MFS New Discovery.............       N/A          N/A           N/A           N/A
MFS Total Return..............       N/A          N/A           N/A           N/A
MFS Utilities.................       N/A          N/A           N/A           N/A
MONY Series Fund Government
  Securities..................     -1.78%        3.97%          N/A          4.82%
MONY Series Fund Long Term
  Bond........................     -2.08%        5.07%         6.56%         7.13%
PBHG Mid-Cap Value............       N/A          N/A           N/A           N/A
PBHG Select Value.............       N/A          N/A           N/A           N/A
PIMCO Global Bond.............       N/A          N/A           N/A           N/A
PIMCO Real Return.............       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and
  Income......................       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging
  Markets Equity..............       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value
  Equity......................       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real
  Estate......................       N/A          N/A           N/A           N/A

                                      (7)

                                 TOTAL RETURN
(assuming $1,000 payment at beginning of period and surrender at end of period)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)


                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........    -11.95%         N/A           N/A         14.89%
Enterprise Small Company Value.........     -3.48%       13.69%        12.53%        12.68%
Enterprise Equity Income...............    -18.38%         N/A           N/A         -2.57%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -20.01%         N/A           N/A         -1.47%
Enterprise Growth & Income.............    -19.35%         N/A           N/A         -0.28%
Enterprise Managed.....................    -18.74%        3.16%        10.58%        12.80%
Enterprise Multi-Cap Growth............    -24.02%         N/A           N/A         19.80%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.     -2.19%        3.56%          N/A          4.42%
MONY Series Fund Long Term Bond........     -2.47%        4.65%         6.16%         6.73%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A



   The tables above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Contractholder surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the tables reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds (including the Investment Adviser Fees described in the Prospectus (see "Investment Adviser Fee") and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender and a deduction for the Annual Contract Charge imposed on each Contract Anniversary and upon full surrender and allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.


                                      (8)

   The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming that the Contracts remain in force throughout the periods indicated, is shown in the tables below.

                            MONY VARIABLE ACCOUNT A

                         NON-STANDARDIZED TOTAL RETURN

                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                   OPTION 1

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........     -5.05%         N/A           N/A         16.54%
Enterprise Small Company Value.........     -3.93%       14.73%        12.96%        13.11%
Enterprise Equity Income...............    -11.89%         N/A           N/A         -0.56%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -13.72%         N/A           N/A          0.54%
Enterprise Growth & Income.............    -13.02%         N/A           N/A          1.71%
Enterprise Managed.....................    -12.28%        4.42%        11.00%        13.23%
Enterprise Multi-Cap Growth............    -18.01%         N/A           N/A         22.11%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.      5.22%        4.81%          N/A          5.03%
MONY Series Fund Long Term Bond........      4.92%        5.87%         6.56%         7.13%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A


                                      (9)

                         NON-STANDARDIZED TOTAL RETURN
(assuming $1,000 payment at beginning of period and Contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)


                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........     -5.36%         N/A           N/A         16.09%
Enterprise Small Company Value.........      3.52%       14.28%        12.53%        12.68%
Enterprise Equity Income...............    -12.23%         N/A           N/A         -0.93%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -13.98%         N/A           N/A          0.18%
Enterprise Growth & Income.............    -13.28%         N/A           N/A          1.33%
Enterprise Managed.....................    -12.62%        4.03%        10.58%        12.80%
Enterprise Multi-Cap Growth............    -18.30%         N/A           N/A         21.65%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.      4.81%        4.42%          N/A          4.64%
MONY Series Fund Long Term Bond........      4.53%        5.48%         6.16%         6.73%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A



   The tables above reflects the same assumptions and results as the table appearing on page (7), except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the tables above reflect the total return a Contractholder would have received during that period if he did not surrender his Contract.



   The yield shown reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the contingent deferred sales (surrender) charge. The surrender charge will not exceed 7% of total Purchase Payments made in the Contract Year of surrender and the preceding 7 Contract Years.


                                     (10)

   Net investment income of the corresponding Portfolio less all charges and expenses imposed by the Variable Account is divided by the product of the average daily number of Units outstanding and the value of one Unit on the last day of the period. The sum of the quotient and 1 is raised to the 6th power, 1 is subtracted from the result, and then multiplied by 2.

Other Non-Standardized Performance Data:

   From time to time, average annual total return or other performance data may also be advertised in nonstandardized formats. Non-standard performance data will be accompanied by standard performance data, and the period covered or other non-standard features will be disclosed.

   The tables below reflect hypothetical historical total returns for the Subaccounts other than the Money Market Subaccount, calculated by using the historical performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Subaccounts under the Contract.

                                     (11)

                            MONY VARIABLE ACCOUNT A

                     HYPOTHETICAL HISTORICAL TOTAL RETURN

                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 1


                                                                           For the
                                                                         Period Since
                                 For the       For the       For the      Inception
                               1 Year Ended 5 Years Ended 10 Years Ended   Through
                               December 31, December 31,   December 31,  December 31,
Subaccount                         2001         2001           2001          2001
----------                     ------------ ------------- -------------- ------------
Alger American Balanced.......     -9.95%       12.13%        10.59%          9.45%
Alger American MidCap Growth..    -14.18%       13.01%          N/A          17.32%
Enterprise Small Company
  Growth......................    -11.70%         N/A           N/A          15.35%
Enterprise Small Company Value     -3.07%       14.14%        12.96%         13.11%
Enterprise Equity Income......    -18.07%         N/A           N/A          -2.21%
Enterprise Global Socially
  Responsive..................       N/A          N/A           N/A            N/A
Enterprise Growth.............    -19.76%         N/A           N/A          -1.09%
Enterprise Growth & Income....    -19.11%         N/A           N/A           0.12%
Enterprise Managed............    -18.43%        3.57%        11.00%         13.23%
Enterprise Multi-Cap Growth...    -23.76%         N/A           N/A          20.77%
Enterprise Total Return.......       N/A          N/A           N/A            N/A
INVESCO VIF--Financial
  Services....................    -17.23%         N/A           N/A           6.45%
INVESCO VIF--Health Sciences..    -19.72%         N/A           N/A          12.63%
INVESCO
  VIF--Telecommunications.....    -57.77%         N/A           N/A         -25.56%
Janus Aspen Series Capital
  Appreciation................    -28.11%         N/A           N/A          15.62%
Janus Aspen Series Flexible
  Income......................     -0.63%        5.09%          N/A           6.78%
Janus Aspen Series
  International Growth........    -29.53%        8.20%          N/A          11.92%
Lord Abbett Bond-Debenture....     -3.46%        2.78%         6.62%          8.20%
Lord Abbett Growth and Income.    -14.37%       10.07%        12.69%         12.66%
Lord Abbett Mid-Cap Value.....     -0.32%         N/A           N/A          19.99%
MFS Mid Cap Growth............    -24.31%         N/A           N/A         -17.14%
MFS New Discovery.............    -12.77%         N/A           N/A          12.18%
MFS Total Return..............     -7.96%        8.21%          N/A          11.55%
MFS Utilities.................    -30.43%        8.43%          N/A          13.12%
MONY Series Fund
  Government Securities.......     -1.78%        3.97%         4.54%          5.08%
MONY Series Fund Long Term
  Bond........................     -2.08%        5.07%         6.56%          8.39%
PBHG Mid-Cap Value............     -0.38%         N/A           N/A          21.22%
PBHG Select Value.............     -6.57%         N/A           N/A          14.06%
PIMCO Global Bond.............       N/A          N/A           N/A            N/A
PIMCO Real Return.............     -0.14%         N/A           N/A           6.00%
PIMCO StocksPlus Growth and
  Income......................    -18.69%         N/A           N/A           3.26%
Van Kampen UIF Emerging
  Markets Equity..............    -14.15%       -5.49%          N/A          -5.50%
Van Kampen UIF Global Value
  Equity......................    -14.61%         N/A           N/A           5.86%
Van Kampen UIF U.S. Real
  Estate......................      1.45%         N/A           N/A           6.14%

                                     (12)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
(assuming $1,000 payment at beginning of period and surrender at end of period)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)


                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................    -10.31%       11.69%        10.17%          9.03%
Alger American MidCap Growth........................................    -14.49%       12.56%          N/A          16.87%
Enterprise Small Company Growth.....................................    -11.99%         N/A           N/A          14.89%
Enterprise Small Company Value......................................     -3.48%       13.69%        12.53%         12.68%
Enterprise Equity Income............................................    -18.38%         N/A           N/A          -2.57%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -20.21%         N/A           N/A          -1.47%
Enterprise Growth & Income..........................................    -19.35%         N/A           N/A          -0.28%
Enterprise Managed..................................................    -18.74%        3.16%        10.58%         12.80%
Enterprise Multi-Cap Growth.........................................    -24.02%         N/A           N/A          19.80%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -17.54%         N/A           N/A           6.03%
INVESCO VIF--Health Sciences........................................    -20.06%         N/A           N/A          12.19%
INVESCO VIF--Telecommunications.....................................    -57.92%         N/A           N/A         -25.84%
Janus Aspen Series Capital Appreciation.............................    -28.36%         N/A           N/A          15.18%
Janus Aspen Series Flexible Income..................................     -1.04%        4.67%          N/A           6.37%
Janus Aspen Series International Growth.............................    -29.78%        7.79%          N/A          11.50%
Lord Abbett Bond-Debenture..........................................     -3.85%        2.37%         6.22%          7.79%
Lord Abbett Growth and Income.......................................    -14.66%        9.64%        12.28%         12.23%
Lord Abbett Mid-Cap Value...........................................     -0.67%         N/A           N/A          19.53%
MFS Mid Cap Growth..................................................    -24.61%         N/A           N/A         -17.43%
MFS New Discovery...................................................    -13.09%         N/A           N/A          11.74%
MFS Total Return....................................................     -8.29%        7.77%          N/A          11.12%
MFS Utilities.......................................................    -30.68%        8.01%          N/A          12.69%
MONY Series Fund Government Securities..............................     -2.19%        3.56%         4.16%          4.70%
MONY Series Fund Long Term Bond.....................................     -2.47%        4.65%         6.16%          7.98%
PBHG Mid-Cap Value..................................................     -0.82%         N/A           N/A          20.72%
PBHG Select Value...................................................     -6.94%         N/A           N/A          13.61%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................     -0.52%         N/A           N/A           5.57%
PIMCO StocksPlus Growth and Income..................................    -19.01%         N/A           N/A           2.87%
Van Kampen UIF Emerging Markets Equity..............................    -14.47%       -5.84%          N/A          -5.85%
Van Kampen UIF Global Value Equity..................................    -14.96%         N/A           N/A          -5.54%
Van Kampen UIF U.S. Real Estate.....................................      1.05%         N/A           N/A           5.73%



   The tables above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Contractholder surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the tables reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds (including the Investment Adviser Fees described in the Prospectus (see "Investment Adviser Fee") and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender and a deduction for the Annual Contract Charge imposed on each Contract Anniversary and upon full surrender and allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.


                                     (13)

                            MONY VARIABLE ACCOUNT A

                     HYPOTHETICAL HISTORICAL TOTAL RETURN

                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                   OPTION 1


                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................     -3.17%       12.75%        10.59%          9.45%
Alger American MidCap Growth...........     -7.72%       13.61%          N/A          17.32%
Enterprise Small Company Growth........     -5.05%         N/A           N/A          16.54%
Enterprise Small Company Value.........      3.93%       14.73%        12.96%         13.11%
Enterprise Equity Income...............    -11.89%         N/A           N/A          -0.56%
Enterprise Global Socially Responsive..       N/A          N/A           N/A            N/A
Enterprise Growth......................    -13.72%         N/A           N/A           0.54%
Enterprise Growth & Income.............    -13.02%         N/A           N/A           1.71%
Enterprise Managed.....................    -12.28%        4.42%        11.00%         13.23%
Enterprise Multi-Cap Growth............    -18.01%         N/A           N/A          22.11%
Enterprise Total Return................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services........    -11.00%         N/A           N/A           8.84%
INVESCO VIF--Health Sciences...........    -13.67%         N/A           N/A          13.33%
INVESCO VIF--Telecommunications........    -54.59%         N/A           N/A         -23.51%
Janus Aspen Series Capital Appreciation    -22.70%         N/A           N/A          16.24%
Janus Aspen Series Flexible Income.....      6.37%        5.89%          N/A           6.78%
Janus Aspen Series International Growth    -24.22%        8.92%          N/A          12.04%
Lord Abbett Bond-Debenture.............      3.54%        3.66%         6.62%          8.20%
Lord Abbett Growth and Income..........     -7.92%       10.74%        12.69%         12.66%
Lord Abbett Mid-Cap Value..............      6.68%         N/A           N/A          22.03%
MFS Mid Cap Growth.....................    -18.61%         N/A           N/A         -13.45%
MFS New Discovery......................     -6.20%         N/A           N/A          13.16%
MFS Total Return.......................     -1.03%        8.93%          N/A          11.77%
MFS Utilities..........................    -25.19%        9.14%          N/A          13.32%
MONY Series Fund Government Securities.      5.22%        4.81%         4.54%          5.08%
MONY Series Fund Long Term Bond........      4.92%        5.87%         6.56%          8.39%
PBHG Mid-Cap Value.....................      6.62%         N/A           N/A          22.29%
PBHG Select Value......................      0.43%         N/A           N/A          14.84%
PIMCO Global Bond......................       N/A          N/A           N/A            N/A
PIMCO Real Return......................      6.86%         N/A           N/A           8.44%
PIMCO StocksPlus Growth and Income.....    -12.57%         N/A           N/A           4.39%
Van Kampen UIF Emerging Markets Equity.     -7.68%       -4.51%          N/A          -4.77%
Van Kampen UIF Global Value Equity.....     -8.18%         N/A           N/A           6.65%
Van Kampen UIF U.S. Real Estate........      8.45%         N/A           N/A           6.95%

                                     (14)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
(assuming $1,000 payment at beginning of period and Contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)


                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................     -3.55%       12.32%        10.17%          9.03%
Alger American MidCap Growth........................................     -8.05%       13.18%          N/A          16.87%
Enterprise Small Company Growth.....................................     -5.36%         N/A           N/A          16.09%
Enterprise Small Company Value......................................      3.52%       14.18%        12.53%         12.68%
Enterprise Equity Income............................................    -12.23%         N/A           N/A          -0.92%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -13.98%         N/A           N/A           0.18%
Enterprise Growth & Income..........................................    -13.28%         N/A           N/A           1.33%
Enterprise Managed..................................................    -12.62%        4.03%        10.58%         12.80%
Enterprise Multi-Cap Growth.........................................    -18.30%         N/A           N/A          21.65%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -11.33%         N/A           N/A           8.44%
INVESCO VIF--Health Sciences........................................    -14.03%         N/A           N/A          12.90%
INVESCO VIF--Telecommunications.....................................    -54.76%         N/A           N/A         -23.80%
Janus Aspen Series Capital Appreciation.............................    -22.97%         N/A           N/A          15.81%
Janus Aspen Series Flexible Income..................................      5.96%        5.49%          N/A           6.37%
Janus Aspen Series International Growth.............................    -24.59%        8.52%          N/A          11.62%
Lord Abbett Bond-Debenture..........................................      3.15%        3.27%         6.22%          7.79%
Lord Abbett Growth and Income.......................................     -8.23%       10.32%        12.27%         12.23%
Lord Abbett Mid-Cap Value...........................................      6.33%         N/A           N/A          21.59%
MFS Mid Cap Growth..................................................    -18.93%         N/A           N/A         -13.75%
MFS New Discovery...................................................     -6.54%         N/A           N/A          12.74%
MFS Total Return....................................................     -1.40%        8.50%          N/A          11.35%
MFS Utilities.......................................................    -25.46%        8.73%          N/A          12.90%
MONY Series Fund Government Securities..............................      4.81%        4.42%         4.16%          4.70%
MONY Series Fund Long Term Bond.....................................      4.53%        5.47%         6.16%          7.96%
PBHG Mid-Cap Value..................................................      6.18%         N.A           N/A          21.83%
PBHG Select Value...................................................      0.06%         N/A           N/A          14.40%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................      6.48%         N/A           N/A           8.02%
PIMCO StocksPlus Growth and Income..................................    -12.91%         N/A           N/A           4.00%
Van Kampen UIF Emerging Markets Equity..............................     -8.03%       -4.87%          N/A          -5.12%
Van Kampen UIF Global Value Equity..................................     -8.55%         N/A           N/A           6.24%
Van Kampen UIF U.S. Real Estate.....................................      8.05%         N/A           N/A           6.56%



   The tables above reflects the same assumptions and results as the table appearing on page (11), except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the tables above reflect the total return a Contractholder would have received during that period if he did not surrender his Contract.



   The yield shown reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the contingent deferred sales (surrender) charge. The surrender charge will not exceed 7% of total Purchase Payments made in the Contract Year of surrender and the preceding 7 Contract Years.


                                     (15)

                             FINANCIAL STATEMENTS

   The audited financial statements of each of the subaccounts of MONYMaster, ValueMaster, MONY Custom Master, policies of MONY Variable Account A, the combined financial statements of MONY Variable Account A and the Company are set forth herein.

   These financial statements have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

                                     (16)

            FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


                                                                                                                    Page
                                                                                                                    ----
With respect to MONY Variable Account A
   No financial statements for MONY Variable Account A (MONY Variable Annuity) are included because although the
   MONY Variable Account A commenced operations in 1990, the subaccounts available to policyholders had not commenced operations as of December 31, 2001.
With respect to MONY Variable Account A (MONYCustom Master)
   Report of Independent Accountants...............................................................................  F-2
   Statement of assets and liabilities as of December 31, 2001.....................................................  F-3
   Statement of operations for the periods ended December 31, 2001.................................................  F-8
   Statement of changes in net assets for the periods ended December 31, 2001 and December 31, 2000................ F-12
   Notes to financial Statements................................................................................... F-21
With respect to MONY Variable Account A (MONYMaster and ValueMaster)
   Report of Independent Accountants............................................................................... F-26
   Statement of assets and liabilities as of December 31, 2001..................................................... F-27
   Statement of operations for the periods ended December 31, 2001................................................. F-30
   Statement of changes in net assets for the periods ended December 31, 2001 and December 31, 2000................ F-33
   Notes to financial Statements................................................................................... F-38
With respect to MONY Variable Account A (Combined)
   Report of Independent Accountants............................................................................... F-41
   Combined statement of assets and liabilities as of December 31, 2001............................................ F-42
   Combined statement of operations for the periods ended December 31, 2001........................................ F-43
   Combined statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000......... F-44
   Notes to combined financial statements.......................................................................... F-45
 Report of Independent Accountants................................................................................. F-48
 Consolidated balance sheets as of December 31, 2001 and 2000...................................................... F-49
 Consolidated statements of income and comprehensive income for the years ended December 31, 2001, 2000 and 1999... F-50
 Consolidated statements of changes in shareholders' equity for the years ended December 31, 2001, 2000 and 1999... F-51
 Consolidated statements of cash flows for the years ended December 31, 2001, 2000 and 1999........................ F-52
 Notes to consolidated financial statements........................................................................ F-53

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   (1) MONY Variable Account A [MONY Custom Master, MONYMaster and ValueMaster]:

   (a) Report of Independent Accountants

   (b) Statements of assets and liabilities as of December 31, 2001

   (c) Statements of operations for the year ended December 31, 2001

   (d) Statements of changes in net assets for the years ended December 31, 2001, 2000 and 1999.

   (e) Notes to Financial Statements

   (2) MONY Variable Account A [Combined]:

   (a) Report of Independent Accountants

   (b) Combined statement of assets and liabilities as of December 31, 2001

   (c) Combined statement of operations for the period ended December 31, 2001

   (d) Combined statement of changes in net assets for the periods ended December 31, 2001 and December 31, 2000

   (e) Notes to financial statements

   (3) MONY Life Insurance Company:

   (a) Report of Independent Accounts

   (b) Balance sheets as of December 31, 2001 and 2000

   (c) Statements of income and comprehensive income for the years ended December 2001, 2000 and 1999

   (d) Statements of changes in shareholder's equity for the years ended December 31, 2001, 2000 and 1999

   (e) Statements of cash flows for the years ended December 31, 2001, 2000 and 1999

   (f) Notes to financial statements

   (b) Exhibits

   (1) Resolutions of Board of Trustees of The Mutual Life Insurance Company of New York ("Company") authorizing the establishment of MONY Variable Account A ("Variable Account"), adopted November 28, 1990, filed as Exhibit (1) to Pre-Effective Amendment No. 1 to Registration Statement (Registration Nos. 33-37722 and 811-6216) dated December 17, 1990, are incorporated herein by reference.

   (2) Not applicable.

   (3) (a) Underwriting Agreement between MONY Securities Corporation, The Mutual Life Insurance Company of New York, and MONY Series Fund, Inc. filed as Exhibit (3)(a) to Registration Statement (Registration No. 33-37718) dated November 9, 1990, is incorporated herein by reference.

      (b) Specimen Agreement with Registered Representatives filed as Exhibit 3(b) to Pre-Effective Amendment No. 1, to Registration Statement (Registration Nos. 33-37722 and 811-6216) dated December 17, 1990, is incorporated herein by reference.

      (c) Specimen Agreement (Career Contract) between the Company and selling agents, filed as Exhibit 3(c) to Registration Statement Nos. 33-18626 and 811-5394, dated November 20, 1987, is incorporated herein by reference.

      (d) Specimen commission schedule (Career Contract Schedule) filed as Exhibit j. (3) (c) to Pre-Effective Amendment No. 1 dated December 7, 2001 to Registration Statement on Form S-6 (Registration Nos. 333-72596 and 811-4235), is incorporated herein by reference.

   (4) Form of Flexible Payment Variable Annuity Contract is filed as Exhibit
(5) (a) to Pre-Effective Amendment No. 1 dated January 9, 2002 to Registration Statement on Form N-4 (Registration Nos. 333-72714 and 811-06218), is incorporated herein by reference.

   (5) Form of application for Flexible Payment Variable Annuity Contract filed as Exhibit (5) (b) to Pre-Effective Amendment No. 1 dated January 9, 2002 to Registration Statement on Form N-4 (Registration Nos. 333-72714 and 811-06218), is incorporated herein by reference.

   (6) Amended and Restated Charter and Amended and Restated By-Laws of MONY Life Insurance Company filed as Exhibit 1.(6) to Registration Statement (Registration Nos. 333-71417 and 811-6217) dated January 29, 1999 is incorporated herein by reference.

   (7) Not applicable.

   (8) (a) Fund Participation Agreement among Enterprise Accumulation Trust, MONY Life Insurance Company of America and MONY Life Insurance Company, filed as Exhibit 8(a) to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 dated April 18, 2001 (Registration Nos. 333-72259 and 811-6216), is incorporated herein by reference.

      (b) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Retirement System Investors Inc., as sub-adviser, filed as Exhibit (d)(iii) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

      (c) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and 1740 Advisers, Inc., as sub-adviser, filed as Exhibit (d)(v) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

      (d) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Marsico Capital Management, LLC, as sub-adviser, filed as Exhibit (d)(vi) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

      (e) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Montag & Caldwell, Inc., as sub-adviser, filed as Exhibit (d)(ii) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

      (f) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and TCW Investment Management Company, as sub-adviser, filed as Exhibit (d)(iv) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

      (g) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and William D. Witter, Inc., as sub-adviser, filed as Exhibit (d)(vii) to Post-Effective Amendment No. #17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

      (h) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and GAMCO Investors, Inc., as sub-adviser, filed as Exhibit (d)(viii) to Post-Effective Amendment No. #17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

      (i) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Vontobel USA Inc., as sub-adviser, filed as Exhibit (d)(ix) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 2000.

      (j) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Caywood-Scholl Capital Management, as sub-adviser, filed as Exhibit (d)(xi) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

      (k) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and OpCap Advisors, as sub-adviser, filed as Exhibit (d)(xv) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

      (l) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Sanford C. Bernstein & Co., Inc., as sub-adviser, filed as Exhibit (d)(xvi) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

      (m) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Fred Alger Management, Inc., as sub-adviser, filed as Exhibit (d)(xiii) to Post-Effective Amendment No. 18 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 28, 1999.

   (9) Opinion and consent of Arthur D. Woods, Vice-President-Variable Products and Broker-Dealer Operations Counsel, MONY Life Insurance Company, as to the legality of the securities being registered, filed as Exhibit (9) to Registration Statement (333-72714 and 811-6216) dated November 2, 2001 is incorporated herein by reference.

   (10) Consent of PricewaterhouseCoopers LLP, Independent Accountants for MONY Life Insurance Company, to be filed by amendment.

   (11) Not applicable.

   (12) Not applicable.

Item 25.  Directors and Officers of the Depositor

1. Directors

   Tom H. Barrett, Former Chairman of the Board, President & Chief Executive Officer, The Goodyear Tire & Rubber Company, Akron, Ohio.

   David L. Call, Ronald P. Lynch Dean Emeritus, Cornell University, College of Agriculture and Life Sciences, Ithaca, New York.

   G. Robert Durham, Retired Chairman and Chief Executive Officer, Walter Industries, Inc., Tampa, Florida and Retired Chairman and Chief Executive Officer, Phelps Dodge Corporation.

   James B. Farley, Retired Chairman and Chief Executive Officer, MONY.

   Robert Holland, Jr., President and Chief Executive Officer, WorkPlace Integrators.

   James L. Johnson, Chairman Emeritus, GTE Corporation, Stamford, Connecticut.

   Frederick W. Kanner, Partner, Dewey Ballantine LLP, New York, NY.

   Robert R. Kiley, President and Chief Executive Officer, The New York City Partnership and Chamber of Commerce, Inc., New York, NY.

   Jane C. Pfeiffer, Management Consultant, Greenwich, Connecticut.

   Thomas C. Theobald, Managing Director, William Blair Capital Partners, L.L.C., Chicago, Illinois, Chicago, Illinois.

   David M. Thomas, Director (since 2002). Chairman and Chief Executive Officer of IMS Health, (since 2000). Senior Vice President and Group Executive of IBM (1998 to 2000) and various management positions with IBM since 1972.

2. Officer-Directors

   Michael I. Roth, Director, Chairman and Chief Executive Officer, The MONY Group Inc.; Director, Chairman and Chief Executive Officer, MONY; Director, Chairman of the Board, and Chief Executive Officer, MONY Life Insurance Company of America; Director, MONY Benefits Management Corp., and 1740 Advisers, Inc.

   Samuel J. Foti, Director, President and Chief Operating Officer, The MONY Group Inc.; Director, President and Chief Operating Officer, MONY; Director, President and Chief Operating Officer, MONY Life Insurance Company of America; Director, MONY Brokerage, Inc., MONY Benefits Management Corp., Director and Chairman, MONY International Holdings, Inc., MONY Life Insurance Company of the Americas, Ltd., and MONY Bank & Trust Company of the Americas, Ltd.

   Kenneth M. Levine, Director, Executive Vice President and Chief Investment Officer, The MONY Group Inc.; Director, Executive Vice President and Chief Investment Officer, MONY; Director, Chairman, and President, MONY Series Fund, Inc.; Director and Executive Vice President, MONY Life Insurance Company of America; Director, 1740 Advisers, Inc., MONY Benefits Management Corp., MONY Realty Partners, Inc., and 1740 Ventures, Inc.

3. Other Officers

   Lee M. Smith, Vice President and Secretary, The MONY Group Inc.; Corporate Secretary and Vice President, Government Relations, MONY.

   Richard E. Connors, Senior Vice President, MONY; Director, MONY Life Insurance Company of America and MONY Brokerage, Inc.

   Richard Daddario, Executive Vice President and Chief Financial Officer, The MONY Group Inc.; Executive Vice President and Chief Financial Officer, MONY; Executive Vice President, MONY Advisers, Inc.; Director, Vice President and Controller, MONY Life Insurance Company of America, Director, MONY Brokerage, Inc., MONY International Holdings, Inc. MONY Life Insurance Company of the Americas, Ltd., MONY Bank & Trust Company of the Americas, Ltd.

   Michael Slipowitz, Vice President and Chief Actuary of MONY, and Director, Vice President and Actuary of MONY Life Insurance Company of America.

   David V. Weigel, Vice President, Treasurer, The MONY Group Inc. MONY, MONY Realty Partners, Inc., and 1740 Ventures, Inc.; Treasurer, 1740 Advisers, Inc., MONY Life Insurance Company of America, MONY Series Fund, Inc., MONY Brokerage, Inc., and MONY Benefits Management Corp.

   For more than the past five years, unless otherwise noted, the principal occupation of each of the officers listed above has been an officer of MONY.

   No officer or director listed above receives any compensation from MONY Variable Account A. Neither the Company nor any of its affiliates has paid separately allocable compensation to any person listed for services rendered to the Account.

   The business address for all officers and officer-directors of the Company is 1740 Broadway, New York, New York 10019.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

   The following is a diagram showing all corporations directly or indirectly controlled by or under common control with the Company, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship. (See diagram on following page.) Omitted from the diagram are subsidiaries of the Company that, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of the Company.

[FLOW CHART]

THE MONY GROUP INC. ORGANIZATIONAL CHART AS OF 12/31/2001

Item 27.  Number of Certificate Owners:

   As of February 3, 2003, MONY Variable Account A had 10,785 owners of contracts.

Item 28.  Indemnification

   The Amended and Restated By-Laws of MONY Life Insurance Company provide, in
Article XV as follows:

   Each person (and the heirs, executors and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the law of the State of New York and in the manner prescribed therein. To this end, and as authorized by Section 722 of the Business Corporation Law of the State of New York, the Board may adopt all resolutions, authorize all agreements and take all actions with respect to the indemnification of directors and officers, and the advance payment of their expenses in connection therewith.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

   (a) MONY Securities Corporation ("MSC"), a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"), is the principal underwriter of the Registrant and also acts as principal underwriter for MONY Series Fund, Inc. (the "Fund"). MONY acts as sub-investment adviser to the Fund through a services agreement.

   (b) The names, titles, and principal business addresses of the officers of MSC are listed on Schedule A of Form BD for MSC (Registration No. 8-15289) (originally filed on behalf of MONY Sales, Inc. on November 23, 1969) and Form U-4 filed by each individual officer, the texts of which are hereby incorporated by reference.

   (c) No commissions or other compensation was received by the principal underwriter, directly or indirectly, from MONY Variable Account A during fiscal year 2001.

Item 30.  Location of Accounts and Records

   Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company, in whole or in part, at its principal offices at 1740 Broadway, New York, New York 10019 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13221.

Item 31.  Management Services

   Not applicable.

Item 32.  Undertakings

   (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

   (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

   (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                   REPRESENTATIONS RELATING TO SECTION 26 OF
                      THE INVESTMENT COMPANY ACT OF 1940

   Registrant and MONY Life Insurance Company represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company.

                                  SIGNATURES



   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, MONY Variable Account A and MONY Life Insurance Company have duly caused Post-Effective Amendment No. 4 to this Registration Statement to be signed on their behalf by the undersigned thereunto duly authorized, in the City of New York, State of New York, on this 12th day of March, 2003.


                                          MONY VARIABLE ACCOUNT A (Registrant)

                                                             *
                                          By: __________________________________
                                                 Michael I. Roth, Director,
                                                        Chairman of
                                               the Board, and Chief Executive
                                                          Officer

                                          MONY LIFE INSURANCE
                                            COMPANY (Depositor)

                                                             *
                                          By: __________________________________
                                                 Michael I. Roth, Director,
                                                        Chairman of
                                               the Board, and Chief Executive
                                                          Officer


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on March 12, 2003.



         Signature                            Title
         ---------                            -----

             *         Director, Chairman of the Board, and Chief Executive
     -----------------   Officer
      Michael I. Roth

             *         Director, President, and Chief Operating Officer
     -----------------
      Samuel J. Foti

             *         Director and Executive Vice President
     -----------------
     Kenneth M. Levine

             *         Executive Vice President and Chief Financial Officer
     -----------------
     Richard Daddario

     /s/  LEE M. SMITH Corporate Secretary and Vice President, Government
     -----------------   Relations
       Lee M. Smith

             *         Director
     -----------------
      Tom H. Barrett

             *         Director
     -----------------
       David L. Call

             *         Director
     -----------------
     G. Robert Durham

             *         Director
     -----------------
      James B. Farley

                   Signature                        Title
                   ---------                        -----

                       *                Director
         ------------------------------
              Robert Holland, Jr.

                       *                Director
         ------------------------------
                James L. Johnson

                       *                Director
         ------------------------------
              Frederick W. Kanner

                       *                Director
         ------------------------------
                Robert R. Kiley

                       *                Director
         ------------------------------
                Jane C. Pfeiffer

                       *                Director
         ------------------------------
               Thomas C. Theobald

                       *                Director
         ------------------------------
                David M. Thomas

               /s/  LEE M. SMITH
         *By: --------------------- ___
         Lee M. Smith, Attorney-In-Fact
         Pursuant to Power of Attorney

                                      2